As filed with the Securities and Exchange Commission on July 1, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-08243
Direxion Funds
(Exact name of registrant as specified in charter)
33 Whitehall Street, 10th Floor
New York, NY 10004
(Address of principal executive offices) (Zip code)
Daniel D. O’Neill
33 Whitehall Street, 10th floor
New York, NY 10004
(Name and address of agent for service)
646-572-3390
Registrant’s telephone number, including area code
Date of fiscal year end: April 30, 2008
Date of reporting period: April 30, 2008

Item 1. Report to Stockholders.

ANNUAL REPORT APRIL 30, 2008

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Bull Funds	Bear Funds

Domestic Index Equity Funds
S&P 500® Bull 2.5X Fund	S&P 500® Bear 2.5X Fund
NASDAQ-100® Bull 2.5X Fund	NASDAQ-100® Bear 2.5X Fund
Mid Cap Bull 2.5X Fund

Currency Funds
Dollar Bear 2.5X Fund

International Funds
Latin America Bull 2X Fund	Latin America Bear 2X Fund
Japan Bull 2X Fund

Letter to Shareholders	2

Performance Summary	4

Expense Example	13

Allocation of Portfolio Holdings	16

Schedule of Investments	21

Financial Statements	37

Financial Highlights	56

Notes to the Financial Statements	61

Report of Independent Registered Public Accounting Firm	72

Additional Information	73

Information on Board of Trustees and Officers	75

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Letter to Shareholders

Dear Shareholders,

This Annual report for the Direxion Funds covers the fiscal year May 1, 2007 to April 30, 2008 (the “Annual Period”). During the Annual Period, the S&P 500 Index declined 4.68%, the DJ Industrial Average Index was relatively flat at 0.47% and the Nasdaq-100 Index gained 2.67%, all on a total return basis. Despite the steps taken by the Federal Reserve Board to stimulate the U.S. economy, overall U.S. equity returns were negatively impacted by rising energy and commodity prices and the continued fallout of the sub-prime credit crisis. The Latin American economy continued to show strong signs of growth with the S&P Latin America 40 Index gaining 44.92% for the Annual Period on a total return basis. The U.S. Dollar declined during the Annual Period, relative to other world currencies, providing an opportunity for investors to hedge dollar denominated assets in their portfolios.

Direxion’s leveraged index funds seek to provide daily returns which are a multiple — positive or negative — of the return of a particular benchmark. The Direxion Funds maintain models which indicate the expected performance of each leveraged index fund in light of the path of the relevant benchmark, the fund’s expense ratios and the impact of leveraging the fund’s portfolio. The models, and a description of how they work, are available on the Direxion website (www.direxionfunds.com). The models do not take into account the size of a Fund or any transaction fees associated with creating a Fund’s portfolio, but do take into account a Fund’s expense ratio and financing implications. A brief comparison of the actual versus expected returns for each of the funds in this Annual Report follows.

The NASDAQ-100 Bull 2.5X Fund and the NASDAQ-100 Bear 2.5X Fund seek to provide 250% and -250% of the daily return of the NASDAQ-100 Index. The NASDAQ-100 Bull 2.5X Fund declined 11.69%, 26 basis points lower than its expected return of -11.43%. The NASDAQ-100 Bear 2.5X Fund declined 17.25%, 126 basis points lower than its expected return of -15.99%. The NASDAQ-100 Index itself gained 2.67%.

The S&P 500 Bull 2.5X Fund and the S&P 500 Bear 2.5X Fund seek to provide 250% and -250% of the daily return of the S&P 500 Index. The S&P 500 Bull 2.5X Fund declined 23.97%, 49 basis points higher than its expected return of -24.46%. The S&P 500 Bear 2.5X Fund gained 8.59%, 91 basis points higher than its expected return of 7.68%. The S&P 500 Index itself declined 4.68%.

The Latin America Bull 2X Fund and Latin America Bear 2X Fund seek to provide 200% and -200% of the daily return of the S&P Latin America 40 Index. The Latin America Bull 2X Fund gained 79.77%, 114 basis points higher than its expected return of 78.63%. The Latin America Bear 2X Fund declined 24.20%, 469 basis points higher than its expected return of -28.89%. The S&P Latin America 40 Index itself gained 44.92%.

The Japan Bull 2X Fund, which seeks to provide 200% of the daily return of the Nikkei 225 Index, declined -37.69%, 433 basis points higher than its expected return of 42.02%. The Nikkei 225 Index itself declined -20.40%.

The Mid Cap Bull 2.5X Fund, which seeks to provide 250% of the daily return of the S&P Midcap 400 Index, declined 22.19%, 117 basis points lower than its expected return of -21.02%, while the S&P Midcap 400 Index itself declined 2.76%.

The Dollar Bear 2.5X Fund, which seeks to provide 250% of the daily return of the U.S. Dollar Index, gained 32.50%, 483 basis points higher than its expected return of 27.67%. The U.S. Dollar Index itself declined 10.94%.

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

As always, we thank you for using the Direxion Funds and we look forward to our mutual success.

Best Regards,

Daniel O’Neill	Todd Kellerman
Chief Investment Officer	Chief Financial Officer

The performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate and an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. To obtain performance data current to the most recent month-end, please call, toll-free, 1-800-851-0511 or visit www.direxionfunds.com.

The total annual fund operating expense ratio of the S&P Bull 2.5X Fund, S&P 500 Bear 2.5X Fund, NASDAQ-100 Bull 2.5X Fund, NASDAQ-100 Bear 2.5X Fund, Latin America Bear 2X Fund, Japan Bull 2X Fund, Mid Cap Bull 2.5X Fund and the Dollar Bear 2.5X Fund, net of any fee, waivers or expense reimbursements as stated in the fee table of the funds prospectus, is 1.75% and 1.67% for the Latin America Bull 2X Fund.

An investment in any of the Direxion Funds is subject to a number of risks that could affect the value of its shares. It is important that investors closely review and understand these risks before making an investment. An investor should consider the investment objectives, risks, charges and expenses of the Direxion Funds carefully before investing. The prospectus contains this and other information about the Direxion Funds. To obtain a prospectus, please call the Direxion Funds at 1 800-851-0511. The prospectus should be read carefully before investing.

Distributed by: Rafferty Capital Markets, LLC
Date of First Use: June 26, 2008

NASDAQ-100 Bull 2.5X Fund
May 1, 20061 - April 30, 2008

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

NASDAQ-100 Bull 2.5X Fund	(11.69)%	(1.39)%

NASDAQ-100 Index	2.67%	6.64%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the NASDAQ-100 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	22.2%
Written Options	(0.2)%
Futures Contracts	200.0%
Swap Agreements	25.0%

Total Exposure	247.0%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2008.

4  DIREXION ANNUAL REPORT

NASDAQ-100 Bear 2.5X Fund
May 1, 20061 - April 30, 2008

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

NASDAQ-100 Bear 2.5X Fund	(17.25)%	(18.81)%

NASDAQ-100 Index	2.67%	6.64%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the NASDAQ-100® Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	1.8%
Written Options	(0.5)%
Futures Contracts	85.6%
Swap Agreements	(333.4)%

Total Exposure	(246.5)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2008.

DIREXION ANNUAL REPORT  5

S&P 500 Bull 2.5X Fund
May 1, 20061 - April 30, 2008

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

S&P 500 Bull 2.5X Fund	(23.97)%	(1.76)%

S&P 500 Index	(4.68)%	5.03%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	25.4%
Written Options	(0.2)%
Futures Contracts	224.9%

Total Exposure	250.1%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2008.

6  DIREXION ANNUAL REPORT

S&P 500 Bear 2.5X Fund
May 1, 20061 - April 30, 2008

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

S&P 500 Bear 2.5X Fund	8.59%	(9.11)%

S&P 500 Index	(4.68)%	5.03%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P 500 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	38.4%
Written Options	(0.3)%
Futures Contracts	(241.7)%
Swap Agreements	(45.5)%

Total Exposure	(249.1)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2008.

DIREXION ANNUAL REPORT  7

Latin America Bull 2X Fund
May 2, 20061 - April 30, 2008

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

Latin America Bull 2X Fund	79.77%	53.57%

S&P Latin America 40 Index	44.92%	32.68%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P Latin America 40 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Common Stocks	13.3%
Preferred Stocks	6.0%
Investment Companies	25.8%
Long Options	0.2%
Written Options	(0.7)%
Swap Agreements	157.2%

Total Exposure	201.8%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2008.

8  DIREXION ANNUAL REPORT

Latin America Bear 2X Fund
December 3, 20071 - April 30, 2008

Total Return[2]
Since
Inception

Latin America Bear 2X Fund	(24.20)%

S&P Latin America 40 Index	8.58%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the MSCI US Broad Market Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Swap Agreements	(195.8)%

Total Exposure	(195.8)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2008.

DIREXION ANNUAL REPORT  9

Japan Bull 2X Fund
May 3, 20061 - April 30, 2008

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

Japan Bull 2X Fund	(37.69)%	(22.17)%

Nikkei 225 Index	(20.40)%	(10.18)%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the Nikkei 225 Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	3.2%
Written Options	(0.1)%
Futures Contracts	196.5%

Total Exposure	199.6%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2008.

DIREXION ANNUAL REPORT  10

Mid Cap Bull 2.5X Fund
May 2, 20061 - April 30, 2008

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

Mid Cap Bull 2.5X Fund	(22.19)%	(4.85)%

S&P Midcap 400 Index	(2.76)%	3.37%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the S&P Midcap 400 Total Return Index does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Investment Companies	20.0%
Written Options	(0.2)%
Futures Contracts	194.0%
Swap Agreements	36.8%

Total Exposure	250.6%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2008.

DIREXION ANNUAL REPORT  11

Dollar Bear 2.5X Fund
June 12, 20061 - April 30, 2008

	Average Annual
	Total Return[2]
		Since
	1 Year	Inception

Dollar Bear 2.5X Fund	32.50%	22.88%

U.S. Dollar Index	(10.94)%	(8.68)%

A Fund that meets its daily target over a period of time will not necessarily produce the returns that might be expected in light of the returns of its index or benchmark for that period. Differences may result from the compounding effect of market fluctuation, the use of leverage and the Bear Funds’ inverse correlation. The pursuit of daily goals may result in daily, leveraged compounding, which means that the return of an index over a period of time greater than one day multiplied by a fund’s specified multiple or inverse multiple (e.g., 250% or -250%) will not generally equal a fund’s performance over that same period.

This chart illustrates the performance of a hypothetical $10,000 investment made on the Fund’s inception, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares. The performance of the U.S. Dollar does not reflect the deduction of fees associated with a mutual fund, such as investment management fees. Investors cannot invest directly in an index, although they can invest in its underlying securities.

The performance data shown represents past performance and does not guarantee future results.

Market Exposure

%
Investment Type	Net Assets

Futures Contracts	(220.3)%

Total Exposure	(220.3)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any short-term investments and cash equivalents divided by Net Assets.

[1]	Commencement of operations.
[2]	As of April 30, 2008.

12  DIREXION ANNUAL REPORT

Expense Example (Unaudited)
April 30, 2008

As a shareholder of a mutual fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2007 — April 30, 2008).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no sales load or transactions fees, you will be assessed fees for outgoing wire transfers, returned checks or stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. If you request a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent. However, the example below does not include portfolio trading commissions and related expenses, or other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire transfers, returned checks or stop payment orders. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example Tables
4/30/2008

	NASDAQ-100 Bull 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 -
	November 1, 2007	April 30, 2008	April 30, 2008*

Actual	$1,000.00	$608.50	$7.00
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	NASDAQ-100 Bear 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 -
	November 1, 2007	April 30, 2008	April 30, 2008*

Actual	$1,000.00	$1,302.10	$10.02
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

DIREXION ANNUAL REPORT  13

	S&P 500 Bull 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 -
	November 1, 2007	April 30, 2008	April 30, 2008*

Actual	$1,000.00	$718.50	$7.48
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	S&P 500 Bear 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 -
	November 1, 2007	April 30, 2008	April 30, 2008*

Actual	$1,000.00	$1,209.50	$9.61
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Latin America Bull 2X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 -
	November 1, 2007	April 30, 2008	April 30, 2008*

Actual	$1,000.00	$985.80	$8.25
Hypothetical (5% return before expenses)	1,000.00	1,016.56	8.37

*	Expenses are equal to the Fund’s annualized expense ratio of 1.67%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Latin America Bear 2X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	December 3, 2007 -
	December 3, 2007	April 30, 2008	April 30, 2008*

Actual	$1,000.00	$758.00	$6.30
Hypothetical (5% return before expenses)	1,000.00	1,013.32	7.22

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period December 3, 2007 — April 30, 2008, the Fund’s commencement of operations date to the end of the period, multiplied by 150/366 to reflect the commencement of operations date to the end of the period.

	Japan Bull 2X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 -
	November 1, 2007	April 30, 2008	April 30, 2008*

Actual	$1,000.00	$660.40	$7.22
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

14  DIREXION ANNUAL REPORT

	Mid Cap Bull 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 -
	November 1, 2007	April 30, 2008	April 30, 2008*

Actual	$1,000.00	$753.50	$7.63
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

	Dollar Bear 2.5X Fund
			Expenses Paid
	Beginning	Ending	During Period
	Account Value	Account Value	November 1, 2007 -
	November 1, 2007	April 30, 2008	April 30, 2008*

Actual	$1,000.00	$1,142.10	$9.32
Hypothetical (5% return before expenses)	1,000.00	1,016.16	8.77

*	Expenses are equal to the Fund’s annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

DIREXION ANNUAL REPORT  15

NASDAQ-100 Bull 2.5X Fund
Allocation of Fund Holdings (Unaudited)
April 30, 2008

NASDAQ-100 Bear 2.5X Fund
Allocation of Fund Holdings (Unaudited)
April 30, 2008

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

**	Percentage less than 0.5%.

16  DIREXION ANNUAL REPORT

S&P 500 Bull 2.5X Fund
Allocation of Fund Holdings (Unaudited)
April 30, 2008

S&P 500 Bear 2.5X Fund
Allocation of Fund Holdings (Unaudited)
April 30, 2008

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

**	Percentage less than 0.5%.

DIREXION ANNUAL REPORT  17

Latin America Bull 2X Fund
Allocation of Fund Holdings (Unaudited)
April 30, 2008

Latin America Bear 2X Fund
Allocation of Fund Holdings (Unaudited)
April 30, 2008

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

**	Percentage is less than 0.5%.

ˆ	These investments are primarily in foreign-issued securities.

18  DIREXION ANNUAL REPORT

Japan Bull 2X Fund
Allocation of Fund Holdings (Unaudited)
April 30, 2008

Mid Cap Bull 2.5X Fund
Allocation of Fund Holdings (Unaudited)
April 30, 2008

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

**	Percentage is less than 0.5%.

ˆ	These investments are primarily in foreign-issued securities.

DIREXION ANNUAL REPORT  19

Dollar Bear 2.5X Fund
Allocation of Fund Holdings (Unaudited)
April 30, 2008

The percentages in these graphs are calculated based on net assets.

*	Cash and other assets less liabilities.

20  DIREXION ANNUAL REPORT

NASDAQ-100 Bull 2.5X Fund
Schedule of Investments
April 30, 2008

Shares		Value

INVESTMENT COMPANIES - 22.2%
101,400	Powershares QQQ Trust	$4,787,094

	TOTAL INVESTMENT COMPANIES (Cost $4,582,613)	$4,787,094

Principal
Amount

SHORT TERM INVESTMENTS - 49.6%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 46.0%
$9,900,000	Federal Home Loan Bank Discount Note, 1.779%, 5/1/2008	$9,900,000

Shares

MONEY MARKET FUNDS - 3.6%
763,845	Fidelity Institutional Money Market Portfolio	763,845

	TOTAL SHORT TERM INVESTMENTS (Cost $10,663,845)	$10,663,845

	TOTAL INVESTMENTS (Cost $15,246,458) - 71.8%	$15,450,939
	Other Assets in Excess of Liabilities - 28.2%	6,079,495

	TOTAL NET ASSETS - 100.0%	$21,530,434

Percentages are stated as a percent of net assets.

NASDAQ-100 Bull 2.5X Fund
Options Written
April 30, 2008

Contracts		Value

	CALL OPTIONS
1,200	Powershares QQQ Trust
	Expiration: May 2008, Exercise Price: $49.00	$32,400

	Total Call Options (Premiums received $38,399)	$32,400

	PUT OPTIONS
1,200	Powershares QQQ Trust
	Expiration: May 2008, Exercise Price: $44.00	$20,400

	Total Put Options (Premiums received $42,000)	$20,400

	Total Options Written (Premiums received $80,399)	$52,800

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  21

NASDAQ-100 Bull 2.5X Fund
Futures Contracts
April 30, 2008

		Unrealized
Contracts		Appreciation

1,119	NASDAQ-100 Mini Futures Expiring June 2008 (Underlying Face Amount at Market Value $43,064,715)	$974,429

NASDAQ-100 Bull 2.5X Fund
Equity Swap Contracts
April 30, 2008

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	NASDAQ-100 Index	2,815	$5,047,935	5/15/2009	$343,821

22  DIREXION ANNUAL REPORT

NASDAQ-100 Bear 2.5X Fund
Schedule of Investments
April 30, 2008

Shares		Value

INVESTMENT COMPANIES - 1.8%
3,500	PowerShares QQQ Trust	$165,235

	TOTAL INVESTMENT COMPANIES (Cost $155,809)	$165,235

Principal
Amount

SHORT TERM INVESTMENTS - 52.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 45.1%
$4,100,000	Federal Home Loan Bank Discount Note, 1.779%, 5/1/2008	$4,100,000

Shares

MONEY MARKET FUNDS - 7.1%
643,977	Fidelity Money Market Portfolio	643,977

	TOTAL SHORT TERM INVESTMENTS (Cost $4,743,977)	$4,743,977

	TOTAL INVESTMENTS (Cost $4,899,786) - 54.0%	$4,909,212
	Other Assets in Excess of Liabilities - 46.0%	4,177,270

	TOTAL NET ASSETS - 100.0%	$9,086,482

Percentages are stated as a percent of net assets.

NASDAQ-100 Bear 2.5X Fund
Options Written
April 30, 2008

Contracts		Value

	CALL OPTIONS
1,000	PowerShares QQQ Trust Expiration: May 2008, Exercise Price: $49.00	$27,000

	Total Call Options (Premiums received $31,000)	$27,000

	PUT OPTIONS
1,000	PowerShares QQQ Trust Expiration: May 2008, Exercise Price: $44.00	$17,000

	Total Put Options (Premiums received $34,000)	$17,000

	Total Options Written (Premiums received $65,000)	$44,000

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  23

NASDAQ-100 Bear 2.5X Fund
Futures Contracts
April 30, 2008

		Unrealized
Contracts		Depreciation

202	NASDAQ-100 Mini Futures Expiring June 2008 (Underlying Face Amount at Market Value $7,773,970)	$(17,257)

NASDAQ-100 Bear 2.5X Fund
Short Equity Swap Contracts
April 30, 2008

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	NASDAQ-100 Index	15,810	$28,953,507	5/5/2008	$(1,340,622)

The accompanying notes are an integral part of these financial statements.

24  DIREXION ANNUAL REPORT

S&P 500 Bull 2.5X Fund
Schedule of Investments
April 30, 2008

Shares		Value

INVESTMENT COMPANIES - 25.4%
36,000	SPDR Trust Series 1	$4,981,320

	TOTAL INVESTMENT COMPANIES (Cost $4,739,608)	$4,981,320

Principal
Amount

SHORT TERM INVESTMENTS - 58.2%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.0%
$10,000,000	Federal Home Loan Bank Discount Note, 1.779%, 5/1/2008	$10,000,000

Shares

MONEY MARKET FUNDS - 7.2%
1,410,722	Fidelity Institutional Money Market Portfolio	1,410,722

	TOTAL SHORT TERM INVESTMENTS (Cost $11,410,722)	$11,410,722

	TOTAL INVESTMENTS (Cost $16,150,330) - 83.6%	$16,392,042
	Other Assets in Excess of Liabilities - 16.4%	3,215,558

	TOTAL NET ASSETS - 100.0%	$19,607,600

Percentages are stated as a percent of net assets.

S&P 500 Bull 2.5X Fund
Options Written
April 30, 2008

Contracts		Value

	CALL OPTIONS
100	SPDR Trust Series 1 Expiration: May 2008, Exercise Price: $142.00	$7,500
100	SPDR Trust Series 1 Expiration: May, 2008 Exercise Price: $143.00	4,900
100	SPDR Trust Series 1 Expiration: May, 2008 Exercise Price: $144.00	3,000

	Total Call Options (Premiums received $23,200)	$15,400

	PUT OPTIONS
100	SPDR Trust Series 1 Expiration: May 2008, Exercise Price: $131.00	$4,000
100	SPDR Trust Series 1 Expiration: May 2008, Exercise Price: $132.00	5,300
100	SPDR Trust Series 1 Expiration: May 2008, Exercise Price: $135.00	10,500

	Total Put Options (Premiums received $28,200)	$19,800

	Total Options Written (Premiums received $51,400)	$35,200

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  25

S&P 500 Bull 2.5X Fund
Futures Contracts
April 30, 2008

		Unrealized
Contracts		Depreciation

637	S&P 500 Mini Futures Expiring June 2008 (Underlying Face Amount at Market Value $44,104,288)	$(148,370)

The accompanying notes are an integral part of these financial statements.

26  DIREXION ANNUAL REPORT

S&P 500 Bear 2.5X Fund
Schedule of Investments
April 30, 2008

Shares		Value

INVESTMENT COMPANIES - 38.4%
25,000	SPDR Trust Series 1	$3,459,250

	TOTAL INVESTMENT COMPANIES (Cost $3,312,358)	$3,459,250

Principal
Amount

SHORT TERM INVESTMENTS - 21.9%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 15.6%
$1,400,000	Federal Home Loan Bank Discount Note, 1.779%, 5/1/2008	$1,400,000

Shares

MONEY MARKET FUNDS - 6.3%
564,712	Fidelity Institutional Money Market Portfolio	564,712

	TOTAL SHORT TERM INVESTMENTS (Cost $1,964,712)	$1,964,712

	TOTAL INVESTMENTS (Cost $5,277,070) - 60.3%	$5,423,962
	Other Assets in Excess of Liabilities - 39.7%	3,572,076

	TOTAL NET ASSETS - 100.0%	$8,996,038

Percentages are stated as a percent of net assets.

S&P 500 Bear 2.5X Fund
Options Written
April 30, 2008

Contracts		Value

	CALL OPTIONS
50	SPDR Trust Series 1 Expiration: May 2008, Exercise Price: $142.00	$3,750
100	SPDR Trust Series 1 Expiration: May 2008, Exercise Price: $143.00	4,900
100	SPDR Trust Series 1 Expiration: May 2008, Exercise Price: $144.00	3,000

	Total Call Options (Premiums received $19,000)	$11,650

	PUT OPTIONS
50	SPDR Trust Series 1 Expiration: May 2008, Exercise Price: $131.00	$2,000
100	SPDR Trust Series 1 Expiration: May 2008, Exercise Price: $132.00	5,300
100	SPDR Trust Series 1 Expiration: May 2008, Exercise Price: $135.00	10,500

	Total Put Options (Premiums received $21,400)	$17,800

	Total Options Written (Premiums received $40,400)	$29,450

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  27

S&P 500 Bear 2.5X Fund
Short Futures Contracts
April 30, 2008

		Unrealized
Contracts		Depreciation

314	S&P 500 Mini Futures Expiring June 2008 (Underlying Face Amount at Market Value $21,740,575)	$(821)

S&P 500 Bear 2.5X Fund
Short Equity Swap Contracts
April 30, 2008

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	S&P 500® Index	2,958	$3,947,244	5/18/2009	$(148,915)

The accompanying notes are an integral part of these financial statements.

28  DIREXION ANNUAL REPORT

Latin America Bull 2X Fund
Schedule of Investments
April 30, 2008

Shares		Value

COMMON STOCKS - 13.3%
Aerospace & Defense - 0.2%
13,532	Empresa Brasileira de Aeronautica S.A. ADR (Brazil)	$564,014

Beverages - 0.4%
26,548	Fomento Economico Mexicano S.A. de C.V. ADR (Mexico)	1,153,511

Chemicals - 0.3%
29,760	Sociedad Quimica y Minera de Chile ADR (Chile)	848,458

Commercial Banks - 1.4%
135,622	Banco Bradesco S.A. ADR (Brazil)	3,062,345
5,110	Banco De Chile ADR (Chile)	261,683
11,324	Banco Santander-Chile ADR (Chile)	594,736
7,366	Grupo Financiero Galicia S.A. ADR (Argentina)(a)	46,185

		3,964,949

Construction Materials - 0.7%
73,941	Cemex S.A.B. de C.V. ADR (Mexico)(a)	2,044,469

Diversified Telecommunication Services - 0.7%
6,080	Brasil Telecom Participacoes S.A. ADR (Brazil)	459,709
20,382	Compania de Telecomunicaciones de Chile S.A. ADR (Chile)	163,056
40,832	Telefonos de Mexico S.A. de C.V. ADR (Mexico)	1,472,402

		2,095,167

Electric Services - 0.1%
10,481	Companhia Paranaense de Energia ADR (Brazil)	182,369

Electric Utilities - 0.8%
33,922	Companhia Energetica de Minas Gerais ADR (Brazil)	695,731
21,526	Empresa Nacional de Electricidad S.A. ADR (Chile)	1,014,521
36,132	Enersis S.A. ADR (Chile)	682,172

		2,392,424

Energy Equipment & Services - 0.5%
27,034	Tenaris S.A. ADR (Luxembourg)	1,433,072

Food & Staples Retailing - 0.1%
10,433	Distribucion y Servicio D&S S.A. ADR (Chile)	262,077

Media - 0.4%
44,196	Grupo Televisa S.A. ADR (Mexico)	1,090,757

Metals & Mining - 3.6%
60,584	Companhia Siderurgica Nacional ADR (Brazil)	2,614,199
150,172	Companhia Vale do Rio Doce ADR (Brazil)	5,868,722
41,014	Gerdau S.A. ADR (Brazil)	1,588,472

		10,071,393

Oil & Gas - 2.3%
9,458	Petrobras Energia Participaciones S.A. ADR (Argentina)	$114,536
52,959	Petroleo Brasileiro S.A. ADR (Brazil)	6,430,282

		6,544,818

Wireless Telecommunication Services - 1.8%
85,875	America Movil S.A.B. de C.V. ADR (Mexico)	4,977,315

	TOTAL COMMON STOCKS (Cost $30,103,514)	$37,624,793

PREFERRED STOCKS - 6.0%
Beverages - 0.7%
27,284	Companhia de Bebidas das Americas ADR (Brazil)	1,999,917

Commercial Banks - 2.0%
123,176	Banco Itau Holding Financeira S.A. ADR (Brazil)	3,455,087
14,655	Uniao de Bancos Brasileiros S.A. ADR (Brazil)	2,130,983

		5,586,070

Metals & Mining - 2.3%
207,154	Companhia Vale do Rio Doce ADR (Brazil)	6,595,783

Oil & Gas - 0.8%
20,608	Petroleo Brasileiro S.A. ADR (Brazil)	2,083,469

Paper & Forest Products - 0.2%
8,105	Aracruz Celulose S.A. ADR (Brazil)	653,263

	TOTAL PREFERRED STOCKS (Cost $13,512,572)	$16,918,502

INVESTMENT COMPANIES - 25.8%
521,142	iShares MSCI Brazil Index Fund(b)	46,949,683
10,000	iShares MSCI Emerging Markets Index Fund	1,466,600
220,000	iShares MSCI Mexico Index Fund	12,854,600
42,620	iShares S&P Latin America 40 Index Fund	11,784,430

	TOTAL INVESTMENT COMPANIES (Cost $69,108,830)	$73,055,313

Contracts

PURCHASED OPTIONS - 0.2%
Put Options - 0.2%
1,500	iShares MSCI Brazil Index Fund Expiration: June 2008, Exercise Price: $75.00	120,000
2,500	iShares MSCI Brazil Index Fund Expiration: June 2008, Exercise Price: $80.00	400,000

	TOTAL PURCHASED OPTIONS (Cost $823,000)	$520,000

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  29

Latin America Bull 2X Fund
Schedule of Investments (continued)
April 30, 2008

Principal
Amount		Value

SHORT TERM INVESTMENTS - 26.7%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 26.1%
$74,000,000	Federal Home Loan Bank Discount Note, 1.779%, 5/1/2008	$74,000,000

Shares

MONEY MARKET FUNDS - 0.6%
1,776,879	Fidelity Money Market Portfolio	$1,776,879

	TOTAL SHORT TERM INVESTMENTS (Cost $75,776,879)	$75,776,879

	TOTAL INVESTMENTS	$203,895,487
	(Cost $189,324,795) - 72.0% Other Assets in Excess of Liabilities - 28.0%	$79,245,946

	TOTAL NET ASSETS - 100.0%	$283,141,433

Percentages are stated as a percent of net assets.

ADR American Depository Receipt

  (a) Non Income Producing

(b)	150,000 shares are subject to put option expiring in June 2008 with an exercise price of $75.00. 250,000 shares are subject to put option expiring in June 2008 with an exercise price of $80.00.

The accompanying notes are an integral part of these financial statements.

30  DIREXION ANNUAL REPORT

Latin America Bull 2X Fund
Options Written
April 30, 2008

Contracts		Value

	CALL OPTIONS
2,000	iShares MSCI Brazil Index Fund Expiration: June 2008, Exercise Price: $95.00	$600,000
5,000	iShares MSCI Brazil Index Fund Expiration: June 2008, Exercise Price: $100.00	700,000
5,000	iShares MSCI Brazil Index Fund Expiration: June 2008, Exercise Price: $105.00	325,000
1,000	Petroleo Brasileiro SA ADR (Brazil) Expiration: June 2008, Exercise Price: $150.00	170,000

	Total Call Options (Premiums received $1,275,753)	1,795,000

	PUT OPTIONS
5,000	iShares MSCI Brazil Index Fund Expiration: June 2008, Exercise Price: $60.00	$37,500
5,000	iShares MSCI Brazil Index Fund Expiration: June 2008, Exercise Price: $70.00	175,000

	Total Put Options (Premiums received $1,144,593)	212,500

	Total Options Written (Premiums received $2,420,346)	$2,007,500

Latin America Bull 2X Fund
Equity Swap Contracts
April 30, 2008

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Depreciation

Goldman Sachs & Co.	iShares S&P Latin America 40 Index Fund	1,240,964	$347,314,664	5/21/2009	$(4,460,119)
Merrill Lynch	iShares S&P Latin America 40 Index Fund	370,087	$103,758,969	5/21/2009	(1,537,140)

					$(5,997,259)

Concentration By Country

Country	% of Net Assets
United States of America	52.7
Brazil	13.6
Mexico	3.8
Chile	1.3
Luxembourg	0.5
Argentina	0.1

72.0%

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  31

Latin America Bear 2X Fund
Schedule of Investments
April 30, 2008

Principal
Amount		Value

SHORT TERM INVESTMENTS - 30.9%
U.S. GOVERNMENT AGENCY ISSUES - 8.6%
$100,000	Federal Home Loan Bank Discount Note, 1.779%, 5/1/2008	$100,000

Shares

MONEY MARKET FUNDS - 22.3%
261,055	Fidelity Institutional Money Market Portfolio	261,055

	TOTAL SHORT TERM INVESTMENTS (Cost $361,055)	$361,055

	TOTAL INVESTMENTS (Cost $361,055) - 30.9%	$361,055
	Other Assets in Excess of Liabilities - 69.1%	807,829

	TOTAL NET ASSETS - 100.00%	$1,168,884

Percentages are stated as a percent of net assets.

Latin America Bear 2X Fund
Equity Swap Contracts
April 30, 2008

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	iShares S&P Latin America 40 Index	8,190	$2,269,949	5/18/2009	$5,804
Merrill Lynch	iShares S&P Latin America 40 Index	87	$24,073	12/11/2008	44

					$5,848

The accompanying notes are an integral part of these financial statements.

32  DIREXION ANNUAL REPORT

Japan Bull 2X Fund
Schedule of Investments
April 30, 2008

Shares		Value

INVESTMENT COMPANIES - 3.2%
10,100	iShares MSCI Japan Index Fund	$134,128

	TOTAL INVESTMENT COMPANIES (Cost $124,699)	$134,128

Principal
Amount

SHORT TERM INVESTMENTS - 83.4%
U.S. GOVERNMENT AGENCY ISSUES - 68.1%
$2,800,000	Federal Home Loan Bank Discount Note, 1.779%, 5/1/2008	$2,800,000

Shares

MONEY MARKET FUNDS - 15.3%
628,291	Fidelity Money Market Portfolio	628,291

	TOTAL SHORT TERM INVESTMENTS (Cost $3,428,291)	$3,428,291

	TOTAL INVESTMENTS (Cost $3,552,990) - 86.6%	$3,562,419
	Other Assets in Excess of Liabilities - 13.4%	551,380

	TOTAL NET ASSETS - 100.0%	$4,113,799

Percentages are stated as a percent of net assets.

Japan Bull 2X Fund
Options Written
April 30, 2008

Contracts		Value

	CALL OPTIONS
50	iShares MSCI Japan Index Fund Expiration: May 2008, Exercise Price: $13.00	$2,125

	Total Call Options (Premiums received $1,950)	$2,125

	PUT OPTIONS
50	iShares MSCI Japan Index Fund Expiration: May 2008, Exercise Price: $12.00	$125

	Total Put Options (Premiums received $950)	$125

	Total Options Written (Premiums received $2,900)	$2,250

Japan Bull 2X Fund
Futures Contracts
April 30, 2008

		Unrealized
Contracts		Appreciation

116	Nikkei 225 Futures Expiring June 2008 (Underlying Face Amount at Market Value $8,082,300)	$547,123

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  33

Mid Cap Bull 2.5X Fund
Schedule of Investments
April 30, 2008

Shares		Value

INVESTMENT COMPANIES - 20.0%
8,400	Midcap SPDR Trust Series 1	$1,278,816

	TOTAL INVESTMENT COMPANIES (Cost $1,199,844)	$1,278,816

Principal
Amount

SHORT TERM INVESTMENTS - 60.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 51.5%
$3,300,000	Federal Home Loan Bank Discount Note, 1.779%, 5/1/2008	$3,300,000

Shares

MONEY MARKET FUNDS - 8.5%
543,046	Fidelity Institutional Money Market Portfolio	543,046

	TOTAL SHORT TERM INVESTMENTS (Cost $3,843,046)	$3,843,046

	TOTAL INVESTMENTS (Cost $5,042,890) - 80.0%	$5,121,862
	Other Assets in Excess of Liabilities - 20.0%	1,280,186

	TOTAL NET ASSETS - 100.0%	$6,402,048

Percentages are stated as a percent of net assets.

Mid Cap Bull 2.5X Fund
Options Written
April 30, 2008

Contracts		Value

	CALL OPTIONS
30	Midcap SPDR Trust Series 1 Expiration: May 2008, Exercise Price: $155.00	$4,575

	Total Call Options (Premiums received $3,390)	$4,575

	PUT OPTIONS
40	Midcap SPDR Trust Series 1 Expiration: May 2008, Exercise Price: $137.00	$500
40	Midcap SPDR Trust Series 1 Expiration: June 2008, Exercise Price: $137.00	4,200
30	Midcap SPDR Trust Series 1 Expiration: May, 2008, Exercise Price: $138.00	525

	Total Put Options (Premiums received $12,500)	$5,225

	Total Options Written (Premiums received $15,890)	$9,800

The accompanying notes are an integral part of these financial statements.

34  DIREXION ANNUAL REPORT

Mid Cap Bull 2.5X Fund
Futures Contracts
April 30, 2008

		Unrealized
Contracts		Depreciation

148	S&P Midcap 400 Index Mini Futures Expiring June 2008 (Underlying Face Amount at Market Value $12,418,680)	$(82,598)

Mid Cap Bull 2.5X Fund
Equity Swap Contracts
April 30, 2008

		Number of	Notional	Termination	Unrealized
Counterparty	Reference Entity	Contracts	Amount	Date	Appreciation

Goldman Sachs & Co.	S&P MidCap 400 Index	800	$641,592	5/18/2009	$28,849
Goldman Sachs & Co.	Midcap SPDR Trust Series 1	11,075	$1,613,185	5/20/2009	71,049

					$99,898

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  35

Dollar Bear 2.5X Fund
Schedule of Investments
April 30, 2008

Principal
Amount		Value

SHORT TERM INVESTMENTS - 96.3%
U.S. GOVERNMENT AGENCY OBLIGATIONS - 88.3%
$20,300,000	Federal Home Loan Bank Discount Note, 1.779%, 5/1/2008	$20,300,000

Shares

MONEY MARKET FUNDS - 8.0%
1,841,179	Fidelity Institutional Money Market Portfolio	1,841,179

	TOTAL SHORT TERM INVESTMENTS (Cost $22,141,179)	$22,141,179

	TOTAL INVESTMENTS (Cost $22,141,179) - 96.3%	$22,141,179
	Other Assets in Excess of Liabilities - 3.7%	837,714

	TOTAL NET ASSETS - 100.0%	$22,978,893

Percentages are stated as a percent of net assets.

Dollar Bear 2.5X Fund
Futures Contracts
April 30, 2008

		Unrealized
Contracts		Appreciation/(Depreciation)

1	British Pound Futures Expiring June 2008 (Underlying Face Amount at Market Value $123,869)	$(1,666)
1	Canadian Dollar Futures Expiring June 2008 (Underlying Face Amount at Market Value $99,250)	(1,543)
13	European Monetary Unit Futures Expiring June 2008 (Underlying Face Amount at Market Value $2,532,563)	21,408
2	Japanese Yen Futures Expiring June 2008 (Underlying Face Amount at Market Value $241,125)	(5,169)
1	Swiss Franc Futures Expiring June 2008 (Underlying Face Amount at Market Value $120,713)	(2,103)

		$10,927

Dollar Bear 2.5X Fund
Short Futures Contracts
April 30, 2008

		Unrealized
Contracts		Depreciation

738	Dollar Index Futures Expiring June 2008 (Underlying Face Amount at Market Value $53,737,470)	$(541,809)

The accompanying notes are an integral part of these financial statements.

36  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
April 30, 2008

	NASDAQ-100 Bull	NASDAQ-100 Bear
	2.5X Fund	2.5X Fund

Assets:
Investments, at market value (Note 2)	$15,450,939	$4,909,212
Receivable for Fund shares sold	1,945,654	429,682
Deposit at broker for futures	—	402,642
Deposit at broker for swaps	610,000	4,520,000
Deposit at broker for written options	1,600,603	826,397
Due from broker for futures	2,369,400	41,758
Unrealized appreciation on swaps	343,821	—
Dividends and interest receivable	12,463	10,303
Other assets	28,689	47,651

Total Assets	22,361,569	11,187,645

Liabilities:
Written options, at market value (Proceeds of $80,399 and $65,000, respectively)	52,800	44,000
Payable for Fund shares redeemed	387,528	597,492
Payable to Custodian	—	700
Payable for investments purchased	—	10,070
Unrealized depreciation on swaps	—	1,340,622
Variation margin payable	321,445	59,590
Accrued distribution expense	4,002	2,430
Accrued advisory expense	10,742	2,673
Accrued expenses and other liabilities	54,618	43,586

Total Liabilities	831,135	2,101,163

Net Assets	$21,530,434	$9,086,482

Net Assets Consist Of:
Capital stock	33,200,195	17,315,346
Accumulated undistributed net investment income (loss)	—	1,866,628
Accumulated undistributed net realized gain (loss)	(13,220,091)	(8,768,039)
Net unrealized appreciation (depreciation) on:
Investments	204,481	9,426
Written Options	27,599	21,000
Futures	974,429	(17,257)
Swaps	343,821	(1,340,622)

Total Net Assets	$21,530,434	$9,086,482

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$21,530,434	$9,086,482
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,344,800	688,758
Net Asset Value, Redemption Price and Offering Price Per Share	$16.01	$13.19

Cost of Investments	$15,246,458	$4,899,786

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  37

Statements of Assets and Liabilities
April 30, 2008

	S&P 500 Bull	S&P 500 Bear
	2.5X Fund	2.5X Fund

Assets:
Investments, at market value (Note 2)	$16,392,042	$5,423,962
Receivable for Fund shares sold	344,943	233,862
Receivable for investments sold	—	1,388,406
Deposit at broker for futures	1,564,259	2,606,958
Deposit at broker for swaps	80,000	470,000
Deposit at broker for written options	775,520	640,064
Due from broker for futures	736,141	—
Variation margin receivable	—	108,134
Dividends and interest receivable	4,210	4,425
Other assets	30,567	34,960

Total Assets	19,927,682	10,910,771

Liabilities:
Written options, at market value (Proceeds of $51,400, and $40,400, respectively)	35,200	29,450
Payable for Fund shares redeemed	36,576	187,192
Due to broker for futures	—	1,505,358
Unrealized depreciation on swaps	—	148,915
Variation margin payable	199,989	—
Accrued distribution expense	3,079	1,838
Accrued advisory expense	12,947	440
Accrued expenses and other liabilities	32,291	41,540

Total Liabilities	320,082	1,914,733

Net Assets	$19,607,600	$8,996,038

Net Assets Consist Of:
Capital stock	21,910,202	9,002,858
Accumulated undistributed net investment income (loss)	—	—
Accumulated undistributed net realized gain (loss)	(2,412,144)	(14,926)
Net unrealized appreciation (depreciation)
Investments	241,712	146,892
Written Options	16,200	10,950
Futures	(148,370)	(821)
Swaps	—	(148,915)

Total Net Assets	$19,607,600	$8,996,038

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$19,607,600	$8,996,038
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	1,088,665	560,608
Net Asset Value, Redemption Price and Offering Price Per Share	$18.01	$16.05

Cost of Investments	$16,150,330	$5,277,070

The accompanying notes are an integral part of these financial statements.

38  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
April 30, 2008

	Latin America Bull	Latin America Bear
	2X Fund	2X Fund

Assets:
Investments, at market value (Note 2)	$203,895,487	$361,055
Receivable for Fund shares sold	2,788,898	511,330
Receivable for investments sold	8,799,392	—
Receivable from Adviser	—	10,180
Deposit at broker for swaps	62,180,000	290,000
Deposit at broker for written options	16,536,313	25,197
Unrealized appreciation on swaps	—	5,848
Dividends and interest receivable	569,605	1,684
Other assets	31,577	132

Total Assets	294,801,272	1,205,426

Liabilities:
Written options, at market value (Proceeds of $2,420,346 and $0, respectively)	2,007,500	—
Payable for Fund shares redeemed	3,029,437	—
Payable for swaps	—	8,838
Payable to Custodian	35,564	22
Unrealized depreciation on swaps	5,997,259	—
Accrued distribution expense	53,141	171
Accrued advisory expense	136,274	—
Accrued expenses and other liabilities	400,664	27,511

Total Liabilities	11,659,839	36,542

Net Assets	$283,141,433	$1,168,884

Net Assets Consist Of:
Capital stock	287,633,423	1,488,118
Accumulated undistributed net investment income (loss)	—	(44)
Accumulated undistributed net realized gain (loss)	(13,478,269)	(325,038)
Net unrealized appreciation (depreciation)
Investments	14,570,692	—
Written options	412,846	—
Swaps	(5,997,259)	5,848

Total Net Assets	$283,141,433	$1,168,884

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$283,141,433	$1,168,884
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	7,957,416	77,093
Net Asset Value, Redemption Price and Offering Price Per Share	$35.58	$15.16

Cost of Investments	$189,324,795	$361,055

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  39

Statements of Assets and Liabilities
April 30, 2008

	Japan Bull	Mid Cap Bull
	2X Fund	2.5X Fund

Assets:
Investments, at market value (Note 2)	$3,562,419	$5,121,862
Receivable for Fund shares sold	67,864	127,698
Deposit at broker for futures	—	405,379
Deposit at broker for swaps	—	340,000
Deposit at broker for written options	25,001	288,406
Due from broker for futures	456,000	84,221
Unrealized appreciation on swaps	—	99,898
Receivable from broker	70,000	—
Variation margin receivable	14,294	—
Dividends and interest receivable	2,243	2,759
Other assets	15,985	30,177

Total Assets	4,213,806	6,500,400

Liabilities:
Written options, at market value (Proceeds of $2,900 and $15,890, respectively)	2,250	9,800
Payable for Fund shares redeemed	95	2,920
Payable for swaps	—	1,330
Payable to Custodian	70,000	—
Variation margin payable	—	28,689
Accrued distribution expense	570	688
Accrued advisory expense	5,268	21,487
Accrued expenses and other liabilities	21,824	33,438

Total Liabilities	100,007	98,352

Net Assets	$4,113,799	$6,402,048

Net Assets Consist Of:
Capital stock	10,810,937	8,179,067
Accumulated undistributed net investment income (loss)	67,155	—
Accumulated undistributed net realized gain (loss)	(7,321,495)	(1,879,381)
Net unrealized appreciation (depreciation)
Investments	9,429	78,972
Written options	650	6,090
Futures	547,123	(82,598)
Swaps	—	99,898

Total Net Assets	$4,113,799	$6,402,048

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$4,113,799	$6,402,048
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	344,385	357,550
Net Asset Value, Redemption Price and Offering Price Per Share	$11.95	$17.91

Cost of Investments	$3,552,990	$5,042,890

The accompanying notes are an integral part of these financial statements.

40  DIREXION ANNUAL REPORT

Statements of Assets and Liabilities
April 30, 2008

Dollar Bear
2.5X Fund

Assets:
Investments, at market value (Note 2)	$22,141,179
Receivable for Fund shares sold	364,780
Deposit at broker for futures	1,514,482
Variation margin receivable	224,810
Dividends and interest receivable	6,234
Other assets	23,079

Total Assets	24,274,564

Liabilities:
Payable for Fund shares redeemed	342,483
Due to broker for futures	878,582
Accrued distribution expense	6,233
Accrued advisory expense	26,490
Accrued expenses and other liabilities	41,883

Total Liabilities	1,295,671

Net Assets	$22,978,893

Net Assets Consist Of:
Capital stock	22,991,273
Accumulated undistributed net investment income (loss)	—
Accumulated undistributed net realized gain (loss)	518,502
Net unrealized appreciation (depreciation)
Futures	(530,882)

Total Net Assets	$22,978,893

Calculation of Net Asset Value Per Share - Investor Class:
Net assets	$22,978,893
Shares outstanding (unlimited shares of beneficial interest authorized, no par value)	840,232
Net Asset Value, Redemption Price and Offering Price Per Share	$27.35

Cost of Investments	$22,141,179

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  41

Statements of Operations
Year Ended April 30, 2008

	NASDAQ-100 Bull	NASDAQ-100 Bear
	2.5X Fund	2.5X Fund

Investment income:
Dividend income	$3,577	$114
Interest income	667,681	386,530

Total investment income	671,258	386,644

Expenses:
Investment advisory fees	126,914	76,947
Distribution expenses	42,305	25,649
Shareholder servicing fees	42,305	25,649
Administration fees	7,726	5,057
Fund accounting fees	12,824	8,620
Custody fees	3,027	2,016
Transfer agent fees	14,151	7,417
Federal and state registration fees	32,667	33,758
Professional fees	37,154	28,963
Reports to shareholders	12,462	7,650
Trustees’ fees and expenses	1,839	1,378
Excise taxes	43,183	—
Other	20,764	20,152

Total expenses before reimbursement	397,321	243,256
Less: Reimbursement of expenses by Adviser	(101,630)	(63,714)

Net expenses	295,691	179,542

Net investment income (loss)	375,567	207,102

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(61,299)	(11,177)
Written Options	(10,719)	16,166
Futures	(6,723,276)	(3,757,766)
Swaps	(1,248,236)	(283,240)

	(8,043,530)	(4,036,017)

Change in unrealized appreciation (depreciation) on:
Investments	204,481	9,426
Written Options	27,599	21,000
Futures	292,797	(21,487)
Swaps	336,211	(1,340,622)

	861,088	(1,331,683)

Net realized and unrealized gain (loss) on investments	(7,182,442)	(5,367,700)

Net increase (decrease) in net assets resulting from operations	$(6,806,875)	$(5,160,598)

The accompanying notes are an integral part of these financial statements.

42  DIREXION ANNUAL REPORT

Statements of Operations
Year Ended April 30, 2008

	S&P 500 Bull	S&P 500 Bear
	2.5X Fund	2.5X Fund

Investment income:
Dividend income	$21,505	$22,468
Interest income	347,934	413,703

Total investment income	369,439	436,171

Expenses:
Investment advisory fees	67,825	85,217
Distribution expenses	22,608	28,471
Shareholder servicing fees	22,608	28,405
Administration fees	4,374	5,357
Fund accounting fees	6,900	9,782
Custody fees	1,248	2,557
Transfer agent fees	6,510	9,763
Federal and state registration fees	27,710	48,664
Professional fees	30,167	30,137
Reports to shareholders	11,674	8,667
Trustees’ fees and expenses	1,400	1,613
Other	18,602	18,210

Total expenses before reimbursement	221,626	276,843
Less: Reimbursement of expenses by Adviser	(63,741)	(78,443)

Net expenses	157,885	198,400

Net investment income (loss)	211,554	237,771

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(109,687)	(10,816)
Written Options	1,702	61,920
Futures	(2,277,971)	890,492
Swaps	(530,204)	858,853

	(2,916,160)	1,800,449

Change in unrealized appreciation (depreciation) on:
Investments	241,712	146,892
Written Options	16,200	10,950
Futures	(58,346)	(19,012)
Swaps	(17,487)	(127,028)

	182,079	11,802

Net realized and unrealized gain (loss) on investments	(2,734,081)	1,812,251

Net increase (decrease) in net assets resulting from operations	$(2,522,527)	$2,050,022

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  43

Statements of Operations

	Latin America Bull	Latin America Bear
	2X Fund	2X Fund
	Year Ended	December 3, 2007[1] to
	April 30, 2008	April 30, 2008

Investment income:
Dividend income (net of foreign withholding tax of $139,776 and $0, respectively)	$1,654,094	$—
Interest income	2,643,918	8,520

Total investment income	4,298,012	8,520

Expenses:
Investment advisory fees	1,441,999	2,075
Distribution expenses	480,666	692
Shareholder servicing fees	480,666	692
Administration fees	86,524	99
Fund accounting fees	150,470	221
Custody fees	45,403	508
Transfer agent fees	169,297	5,243
Federal and state registration fees	53,780	16,505
Professional fees	91,183	11,435
Reports to shareholders	104,593	4,505
Trustees’ fees and expenses	8,870	185
Other	33,504	752

Total expenses before reimbursement	3,146,955	42,912
Less: Reimbursement of expenses by Adviser	—	(38,070)
Plus: Prior year fees waived subject to recoupment	65,146	—

Net expenses	3,212,101	4,842

Net investment income (loss)	1,085,911	3,678

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(11,335,605)	9,168
Written options	1,802,413	3,021
Futures	(87,579)	2,435
Swaps	48,852,725	(425,329)

	39,231,954	(410,705)

Change in unrealized appreciation (depreciation) on:
Investments	12,942,656	—
Written options	412,846	—
Swaps	(4,788,549)	5,848

	8,566,953	5,848

Net realized and unrealized gain (loss) on investments	47,798,907	(404,857)

Net increase (decrease) in net assets resulting from operations	$48,884,818	$(401,179)

[1]	Commencement of operations

The accompanying notes are an integral part of these financial statements.

44  DIREXION ANNUAL REPORT

Statements of Operations
Year Ended April 30, 2008

	Japan Bull	Mid Cap Bull
	2X Fund	2.5X Fund

Investment income:
Dividend income	$—	$15,013
Interest income	201,682	228,427

Total investment income	201,682	243,440

Expenses:
Investment advisory fees	34,936	48,755
Distribution expenses	11,645	16,252
Shareholder servicing fees	11,645	16,252
Administration fees	2,239	2,917
Fund accounting fees	3,802	4,650
Custody fees	1,111	2,112
Transfer agent fees	3,051	4,563
Federal and state registration fees	18,689	21,390
Professional fees	23,369	36,184
Reports to shareholders	6,442	6,772
Trustees’ fees and expenses	1,187	2,499
Excise taxes	5,461	—
Other	3,130	2,804

Total expenses before reimbursement	126,707	165,150
Less: Reimbursement of expenses by Adviser	(45,387)	(51,584)

Net expenses	81,320	113,566

Net investment income (loss)	120,362	129,874

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on:
Investments	(3,006)	(117,617)
Written Options	3,450	12,464
Futures	(4,181,599)	(1,488,267)
Swaps	(50,609)	(740,710)

	(4,231,764)	(2,334,130)

Change in unrealized appreciation (depreciation) on:
Investments	9,429	61,109
Written Options	650	6,090
Futures	552,202	80,729
Swaps	2,817	116,270

	565,098	264,198

Net realized and unrealized gain (loss) on investments	(3,666,666)	(2,069,932)

Net increase (decrease) in net assets resulting from operations	$(3,546,304)	$(1,940,058)

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  45

Statements of Operations
Year Ended April 30, 2008

Dollar Bear
2.5X Fund

Investment income:
Interest income	$506,112

Total investment income	506,112

Expenses:
Investment advisory fees	101,741
Distribution expenses	33,914
Shareholder servicing fees	33,914
Administration fees	6,703
Fund accounting fees	11,373
Custody fees	3,023
Transfer agent fees	11,402
Federal and state registration fees	26,893
Professional fees	24,949
Reports to shareholders	4,338
Trustees’ fees and expenses	1,560
Other	4,475

Total expenses before reimbursement	264,285
Less: Reimbursement of expenses by Adviser	(27,454)

Net expenses	236,831

Net investment income (loss)	269,281

Net realized gain (loss) on:
Futures	2,048,886

2,048,886

Change in unrealized appreciation (depreciation) on:
Futures	(637,780)

(637,780)

Net realized and unrealized gain (loss) on investments	1,411,106

Net increase (decrease) in net assets resulting from operations	$1,680,387

The accompanying notes are an integral part of these financial statements.

46  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	NASDAQ-100 Bull 2.5X Fund
	Year Ended	May 1, 2006[1] to
	April 30, 2008	April 30, 2007

Operations:
Net investment income (loss)	$375,567	$87,969
Net realized gain (loss) on investments	(8,043,530)	2,936,168
Change in net unrealized appreciation (depreciation) on investments	861,088	689,242

Net increase (decrease) in net assets resulting from operations	(6,806,875)	3,713,379

Distributions to shareholders - Investor Class
Net investment income	(1,000,004)	—
Net realized gains	(2,000,002)	(519,976)

Total distributions	(3,000,006)	(519,976)

Capital share transactions - Investor Class:
Proceeds from shares sold	179,922,370	97,448,796
Proceeds from shares issued to holders in reinvestment of distributions	2,858,247	489,246
Cost of shares redeemed	(158,514,277)	(94,060,470)

Net increase (decrease) in net assets resulting from capital share transactions	24,266,340	3,877,572

Total increase (decrease) in net assets	14,459,459	7,070,975

Net assets:
Beginning of year/period	7,070,975	—

End of year/period	$21,530,434	$7,070,975

Accumulated undistributed net investment income (loss), end of period	$—	$157,038

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  47

Statements of Changes in Net Assets

	NASDAQ-100 Bear 2.5X Fund
	Year Ended	May 1, 2006[1] to
	April 30, 2008	April 30, 2007

Operations:
Net investment income (loss)	$207,102	$161,849
Net realized gain (loss) on investments	(4,036,017)	(3,947,630)
Change in net unrealized appreciation (depreciation) on investments	(1,331,683)	4,230

Net increase (decrease) in net assets resulting from operations	(5,160,598)	(3,781,551)

Distributions to shareholders - Investor Class
Net investment income	—	—
Net realized gains	—	—

Total distributions	—	—

Capital share transactions - Investor Class:
Proceeds from shares sold	140,493,605	106,045,299
Proceeds from shares issued to holders in reinvestment of distributions	—	—
Cost of shares redeemed	(134,405,383)	(94,104,890)

Net increase (decrease) in net assets resulting from capital share transactions	6,088,222	11,940,409

Total increase (decrease) in net assets	927,624	8,158,858

Net assets:
Beginning of year/period	8,158,858	—

End of year/period	$9,086,482	$8,158,858

Accumulated undistributed net investment income (loss), end of period	$1,866,628	$—

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

48  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	S&P 500 Bull 2.5X Fund
	Year Ended	May 1, 2006[1] to
	April 30, 2008	April 30, 2007

Operations:
Net investment income (loss)	$211,554	$224,040
Net realized gain (loss) on investments	(2,916,160)	1,950,864
Change in net unrealized appreciation (depreciation) on investments	182,079	(72,537)

Net increase (decrease) in net assets resulting from operations	(2,522,527)	2,102,367

Distributions to shareholders - Investor Class
Net investment income	—	(404,025)
Net realized gains	—	(372,064)
Return of capital	(122,813)	—

Total distributions	(122,813)	(776,089)

Capital share transactions - Investor Class:
Proceeds from shares sold	150,181,127	69,624,311
Proceeds from shares issued to holders in reinvestment of distributions	120,956	772,245
Cost of shares redeemed	(138,431,007)	(61,340,970)

Net increase (decrease) in net assets resulting from capital share transactions	11,871,076	9,055,586

Total increase (decrease) in net assets	9,225,736	10,381,864

Net assets:
Beginning of year/period	10,381,864	—

End of year/period	$19,607,600	$10,381,864

Accumulated undistributed net investment income (loss), end of period	$—	$78,533

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  49

Statements of Changes in Net Assets

	S&P 500 Bear 2.5X Fund
	Year Ended	May 1, 2006[1] to
	April 30, 2008	April 30, 2007

Operations:
Net investment income (loss)	$237,771	$61,858
Net realized gain (loss) on investments	1,800,449	(1,258,755)
Change in net unrealized appreciation (depreciation) on investments	11,802	(3,696)

Net increase (decrease) in net assets resulting from operations	2,050,022	(1,200,593)

Distributions to shareholders - Investor Class
Net realized gains	—	(68,286)

Total distributions	—	(68,286)

Capital share transactions - Investor Class:
Proceeds from shares sold	208,372,170	63,303,047
Proceeds from shares issued to holders in reinvestment of distributions	—	62,866
Cost of shares redeemed	(205,817,308)	(57,705,880)

Net increase (decrease) in net assets resulting from capital share transactions	2,554,862	5,660,033

Total increase (decrease) in net assets	4,604,884	4,391,154

Net assets:
Beginning of year/period	4,391,154	—

End of year/period	$8,996,038	$4,391,154

Accumulated undistributed net investment income (loss), end of period	$—	$21,887

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

50  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Latin America Bull 2X Fund
	Year Ended	May 2, 2006[1] to
	April 30, 2008	April 30, 2007

Operations:
Net investment income (loss)	$1,085,911	$263,779
Net realized gain (loss) on investments	39,231,954	2,360,608
Change in net unrealized appreciation (depreciation) on investments	8,566,953	419,326

Net increase (decrease) in net assets resulting from operations	48,884,818	3,043,713

Distributions to shareholders - Investor Class
Net investment income	(27,616,957)	(1,115,658)
Net realized gains	(13,751,953)	(120,382)

Total distributions	(41,368,910)	(1,236,040)

Capital share transactions - Investor Class:
Proceeds from shares sold	846,491,771	129,310,144
Proceeds from shares issued to holders in reinvestment of distributions	39,000,470	1,167,454
Cost of shares redeemed	(656,034,151)	(86,117,836)

Net increase (decrease) in net assets resulting from capital share transactions	229,458,090	44,359,762

Total increase (decrease) in net assets	236,973,998	46,167,435

Net assets:
Beginning of year/period	46,167,435	—

End of year/period	$283,141,433	$46,167,435

Accumulated undistributed net investment income (loss), end of period	$—	$2,083,712

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  51

Statements of Changes in Net Assets

Latin America Bear 2X Fund
December 3, 2007[1] to
April 30, 2008

Operations:
Net investment income (loss)	$3,678
Net realized gain (loss) on investments	(410,705)
Change in net unrealized appreciation (depreciation) on investments	5,848

Net increase (decrease) in net assets resulting from operations	(401,179)

Distributions to shareholders - Investor Class
Net investment income	—
Net realized gains	—

Total distributions	—

Capital share transactions - Investor Class:
Proceeds from shares sold	16,501,614
Proceeds from shares issued to holders in reinvestment of distributions	—
Cost of shares redeemed	(14,931,551)

Net increase (decrease) in net assets resulting from capital share transactions	1,570,063

Total increase (decrease) in net assets	1,168,884

Net assets:
Beginning of period	—

End of period	$1,168,884

Accumulated undistributed net investment income (loss), end of period	$(44)

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

52  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Japan Bull 2X Fund
	Year Ended	May 1, 2006[1] to
	April 30, 2008	April 30, 2007

Operations:
Net investment income (loss)	$120,362	$52,093
Net realized gain (loss) on investments	(4,231,764)	(3,098,059)
Change in net unrealized appreciation (depreciation) on investments	565,098	(7,896)

Net increase (decrease) in net assets resulting from operations	(3,546,304)	(3,053,862)

Distributions to shareholders - Investor Class
Net investment income	(126,583)	—
Net realized gains	—	—

Total distributions	(126,583)	—

Capital share transactions - Investor Class:
Proceeds from shares sold	34,225,621	41,327,875
Proceeds from shares issued to holders in reinvestment of distributions	74,373	—
Cost of shares redeemed	(28,790,182)	(35,997,139)

Net increase (decrease) in net assets resulting from capital share transactions	5,509,812	5,330,736

Total increase (decrease) in net assets	1,836,925	2,276,874

Net assets:
Beginning of year/period	2,276,874	—

End of year/period	4,113,799	$2,276,874

Accumulated undistributed net investment income (loss), end of period	$67,155	$2,817

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  53

Statements of Changes in Net Assets

	Mid Cap Bull 2.5X Fund
	Year Ended	May 2, 2006[1] to
	April 30, 2008	April 30, 2007

Operations:
Net investment income (loss)	$129,874	$87,775
Net realized gain (loss) on investments	(2,334,130)	394,835
Change in net unrealized appreciation (depreciation) on investments	264,198	(161,836)

Net increase (decrease) in net assets resulting from operations	(1,940,058)	320,774

Distributions to shareholders - Investor Class
Net investment income	—	—
Net realized gains	—	—
Return of capital	(99,371)	—

Total distributions	(99,371)	—

Capital share transactions - Investor Class:
Proceeds from shares sold	53,524,148	68,473,567
Proceeds from shares issued to holders in reinvestment of distributions	97,199	—
Cost of shares redeemed	(53,544,477)	(60,429,734)

Net increase (decrease) in net assets resulting from capital share transactions	76,870	8,043,833

Total increase (decrease) in net assets	(1,962,559)	8,364,607

Net assets:
Beginning of year/period	8,364,607	—

End of year/period	6,402,048	$8,364,607

Accumulated undistributed net investment income (loss), end of period	$—	$16,372

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

54  DIREXION ANNUAL REPORT

Statements of Changes in Net Assets

	Dollar Bear 2.5X Fund
	Year Ended	June 12, 2006[1] to
	April 30, 2008	April 30, 2007

Operations:
Net investment income (loss)	$269,281	$65,759
Net realized gain (loss) on investments	2,048,886	(511,432)
Change in net unrealized appreciation (depreciation) on investments	(637,780)	106,898

Net increase (decrease) in net assets resulting from operations	1,680,387	(338,775)

Distributions to shareholders - Investor Class
Net investment income	(149,620)	(36,588)
Net realized gains	(839,282)	(21,129)

Total distributions	(988,902)	(57,717)

Capital share transactions - Investor Class:
Proceeds from shares sold	116,193,276	26,936,787
Proceeds from shares issued to holders in reinvestment of distributions	868,004	56,294
Cost of shares redeemed	(97,568,631)	(23,801,830)

Net increase (decrease) in net assets resulting from capital share transactions	19,492,649	3,191,251

Total increase (decrease) in net assets	20,184,134	2,794,759

Net assets:
Beginning of year/period	2,794,759	—

End of year/period	22,978,893	$2,794,759

Accumulated undistributed net investment income (loss), end of period	$—	$—

[1]	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  55

Financial Highlights

	NASDAQ-100 Bull 2.5X Fund		NASDAQ-100 Bear 2.5X Fund
	Investor Class		Investor Class
	Year Ended	May 1, 2006[1]	Year Ended	May 1, 2006[1]
	April 30, 2008	to April 30, 2007	April 30, 2008	to April 30, 2007

Per share data:
Net asset value, beginning of year/period	$20.65	$20.00	$15.94	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.44	0.23	0.30	0.60
Net realized and unrealized gain (loss) on investments	(2.22)	1.65	(3.05)	(4.66)

Total from investment operations	(1.78)	1.88	(2.75)	(4.06)

Less distributions:
Dividends from net investment income	(1.01)	—	—	—
Distributions from realized gains	(1.85)	(1.23)	—	—

Total distributions	(2.86)	(1.23)	—	—

Net asset value, end of year/period	$16.01	$20.65	$13.19	$15.94

Total return	(11.69)%	10.11%[2,6]	(17.25)%	(20.30)%[2]
Supplemental data and ratios:
Net assets, end of year/period	$21,530,434	$7,070,975	$9,086,482	$8,158,858
Ratio of net expenses to average net assets:
Before expense reimbursement[3]	2.35%	3.42%	2.38%	3.23%
After expense reimbursement[3]	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement[3]	1.62%	(0.44)%	1.40%	1.55%
After expense reimbursement[3]	2.22%	1.23%	2.03%	3.03%
Portfolio turnover rate[2,5]	28%	920%	0%	0%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The Adviser made voluntary contributions to reduce the trading and tracking error. If the contributions had not been made, the total return would have been 0.10% lower.

The accompanying notes are an integral part of these financial statements.

56  DIREXION ANNUAL REPORT

Financial Highlights

	S&P 500 Bull 2.5X Fund		S&P 500 Bear 2.5X Fund
	Investor Class		Investor Class
	Year Ended	May 1, 2006[1]	Year Ended	May 1, 2006[1]
	April 30, 2008	to April 30, 2007	April 30, 2008	to April 30, 2007

Per share data:
Net asset value, beginning of year/period	$23.88	$20.00	$14.78	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.50	0.70	0.34	0.51
Net realized and unrealized gain (loss) on investments	(6.20)	4.59	0.93	(5.25)

Total from investment operations	(5.70)	5.29	1.27	(4.74)

Less distributions:
Dividends from net investment income	—	(0.73)	—	—
Distributions from realized gains	—	(0.68)	—	(0.48)
Return of capital	(0.17)	—	—	—

Total distributions	(0.17)	(1.41)	—	(0.48)

Net asset value, end of year/period	$18.01	$23.88	$16.05	$14.78

Total return	(23.97)%[7]	26.95%[2]	8.59%	(23.87)%[2,6]
Supplemental data and ratios:
Net assets, end of year/period	$19,607,600	$10,381,864	$8,996,038	$4,391,154
Ratio of net expenses to average net assets:
Before expense reimbursement[3]	2.46%	3.15%	2.44%	7.03%
After expense reimbursement[3]	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement[3]	1.64%	1.81%	1.41%	(2.26)%
After expense reimbursement[3]	2.35%	3.21%	2.10%	3.02%
Portfolio turnover rate[2,5]	190%[3]	0%	168%[3]	0%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The Adviser made voluntary contributions to reduce the tracking error. If the contributions had not been made, the total return would have been 0.10% lower.

[7]	The Adviser made voluntary contributions to reduce the tracking error. If the contributions had not been made, the total return would have been 0.04% lower.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  57

Financial Highlights

	Latin America Bull 2X Fund		Latin America Bear 2X Fund
	Investor Class		Investor Class
	Year Ended	May 2, 2006[1]	December 3, 2007[1]
	April 30, 2008	to April 30, 2007	to April 30, 2008

Per share data:
Net asset value, beginning of year/period	$24.16	$20.00	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.18	0.42	0.10
Net realized and unrealized gain (loss) on investments	17.32	5.49	(4.94)

Total from investment operations	17.50	5.91	(4.84)

Less distributions:
Dividends from net investment income	(4.06)	(1.55)	—
Distributions from realized gains	(2.02)	(0.20)	—

Total distributions	(6.08)	(1.75)	—

Net asset value, end of year/period	$35.58	$24.16	$15.16

Total return	79.77%	30.83%[2]	(24.20)%[2]
Supplemental data and ratios:
Net assets, end of year/period	$283,141,433	$46,167,435	$1,168,884
Ratio of net expenses to average net assets:
Before expense recoupment/reimbursement[3]	1.64%	2.26%	15.53%
After expense recoupment/reimbursement[3]	1.67%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before expense recoupment/reimbursement[3]	0.60%	1.56%	(12.45)%
After expense recoupment/reimbursement[3]	0.57%	2.07%	1.33%
Portfolio turnover rate[2,5]	521%	861%	0%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

The accompanying notes are an integral part of these financial statements.

58  DIREXION ANNUAL REPORT

Financial Highlights

	Japan Bull 2X Fund		Mid Cap Bull 2.5X Fund
	Investor Class		Investor Class
	Year Ended	May 3, 2006[1]	Year Ended	May 2, 2006[1]
	April 30, 2008	to April 30, 2007	April 30, 2008	to April 30, 2007

Per share data:
Net asset value, beginning of year/period	$19.48	$20.00	$23.28	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.40	0.51	0.44	0.55
Net realized and unrealized gain (loss) on investments	(7.69)	(1.03)	(5.57)	2.73

Total from investment operations	(7.29)	(0.52)	(5.13)	3.28

Less distributions:
Dividends from net investment income	(0.24)	—	—	—
Distributions from realized gains	—	—	—	—
Return of capital	—	—	(0.24)	—

Total distributions	(0.24)	—	(0.24)	—

Net asset value, end of year/period	$11.95	$19.48	$17.91	$23.28

Total return	(37.69)%	(2.60)%[2,6]	(22.19)%	16.40%[2]
Supplemental data and ratios:
Net assets, end of year/period	$4,113,799	$2,276,874	$6,402,048	$8,364,607
Ratio of net expenses to average net assets:
Before expense reimbursement[3]	2.73%	7.00%	2.55%	4.57%
After expense reimbursement[3]	1.75%	1.75%	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement[3]	1.61%	(2.39)%	1.20%	(0.09)%
After expense reimbursement[3]	2.59%	2.86%	2.00%	2.73%
Portfolio turnover rate[2,5]	1,114%	1,259%	200%	2,617%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The Adviser made voluntary contributions to reduce the tracking error. If the contributions had not been made, the total return would have been lower by 1.05%.

The accompanying notes are an integral part of these financial statements.

DIREXION ANNUAL REPORT  59

Financial Highlights

	Dollar Bear 2.5X Fund
	Investor Class
	Year Ended	June 12, 2006[1]
	April 30, 2008	to April 30, 2007

Per share data:
Net asset value, beginning of year/period	$22.16	$20.00

Income (loss) from investment operations:
Net investment income (loss)[4]	0.50	0.60
Net realized and unrealized gain (loss) on investments	6.39	1.64

Total from investment operations	6.89	2.24

Less distributions:
Dividends from net investment income	(0.26)	(0.05)
Distributions from realized gains	(1.44)	(0.03)

Total distributions	(1.70)	(0.08)

Net asset value, end of year/period	$27.35	$22.16

Total return	32.50%	11.22%[2,6]
Supplemental data and ratios:
Net assets, end of year/period	$22,978,893	$2,794,759
Ratio of net expenses to average net assets:
Before expense reimbursement[3]	1.95%	6.54%
After expense reimbursement[3]	1.75%	1.75%
Ratio of net investment income (loss) to average net assets:
Before expense reimbursement[3]	1.79%	(1.55)%
After expense reimbursement[3]	1.99%	3.24%
Portfolio turnover rate[2,5]	0%	0%

[1]	Commencement of operations.

[2]	Not annualized.

[3]	Annualized.

[4]	Net investment income (loss) per share represents net investment income (loss) divided by the daily average shares of beneficial interest outstanding throughout each period.

[5]	Portfolio turnover ratio is calculated without regard to short-term securities having a maturity of less than one year. Investments in options, swaps, futures contracts and repurchase agreements are deemed short-term securities. The Fund’s aggressive investment strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions.

[6]	The Adviser made voluntary contributions to reduce the tracking error. If the contributions had not been made, the total return would have been lower by 0.25%.

The accompanying notes are an integral part of these financial statements.

60  DIREXION ANNUAL REPORT

Direxion Funds
NOTES TO THE FINANCIAL STATEMENTS
April 30, 2008

1.	ORGANIZATION

Direxion Funds (the “Trust”) was organized as a Massachusetts Business Trust on June 6, 1997 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objective and policies. The Trust currently has 38 series in operation of which 9 are included in this report, the NASDAQ-100® Bull 2.5X Fund, NASDAQ-100® Bear 2.5X Fund, S&P 500® Bull 2.5X Fund, S&P 500® Bear 2.5X Fund, Latin America Bull 2X Fund, Latin America Bear 2X Fund, Japan Bull 2X Fund, Mid Cap Bull 2.5X Fund and Dollar Bear 2.5X Fund, (each a “Fund” and Collectively, the “Funds”). Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act. The NASDAQ-100® Bull 2.5X Fund, NASDAQ-100® Bear 2.5X Fund, S&P 500® Bull 2.5X Fund and S&P 500® Bear 2.5X Fund commenced operations on May 1, 2006. The Latin America Bull 2X Fund and Mid Cap Bull 2.5X Fund commenced operations on May 2, 2006. The Japan Bull 2X Fund and Dollar Bear 2.5X Fund commenced operations on May 3, 2006 and June 12, 2006, respectively. The Latin America Bear 2X Fund commenced operations on March 13, 2008. The Total Market Bull 2.5X Fund closed operations on March 20, 2008.

The objective of the NASDAQ-100® Bull 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the price performance of the NASDAQ-100® Index. The objective of the NASDAQ-100® Bear 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the NASDAQ-100® Index. (Collectively, the NASDAQ-100® Bull 2.5X Fund and the NASDAQ-100® Bear 2.5X Fund are referred to as the “NASDAQ-100® Funds.”) Each NASDAQ-100® Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the NASDAQ-100® Index and/or financial instruments that, in combination, provide leveraged exposure to the NASDAQ-100® Index with the NASDAQ-100® Bull 2.5X Fund creating long positions and the NASDAQ-100® Bear 2.5X Fund creating short positions.

The objective of the S&P 500® Bull 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the price performance of the S&P 500® Index. The objective of the S&P 500® Bear 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the S&P 500® Index. (Collectively, the S&P 500® Bull 2.5X Fund and the S&P 500® Bear 2.5X Fund are referred to as the “S&P 500® Funds.”) Each S&P 500® Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the S&P 500® Index and/or financial instruments that, in combination, provide leveraged exposure to the S&P 500® Index with the S&P 500® Bull 2.5X Fund creating long positions and the S&P 500® Bear 2.5X Fund creating short positions.

The objective of the Latin America Bull 2X Fund is to seek daily investment results, before fees and expenses, of 200% of the price performance of the S&P® Latin America 40 Index (the “Latin America Index”). The Latin America Bull 2X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Latin America Index and/or financial instruments that, in combination, provide leveraged exposure to the Latin America Index while creating long positions. The objective of the Latin America Bear 2X Fund is to seek daily investment results, before fees and expenses, of 200% of the inverse (or opposite) of the price performance of the S&P® Latin America 40 Index (the “Latin America Index”). The Latin America Bear 2X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Latin America Index and/or financial instruments that, in combination, provide leveraged exposure to the Latin America Index while creating short positions.

The objective of the Japan Bull 2X Fund is to seek daily investment results, before fees and expenses, of 200% of the price performance of the Nikkei® 225 Index. The Japan Bull 2X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the Nikkei® 225 Index and/or financial instruments that, in combination, provide leveraged exposure to the Nikkei® 225 Index while creating long positions. The objective of the Mid Cap Bull 2.5X Fund is to seek daily investment results, before fees and expenses, of 250% of the price performance of the S&P® MidCap 400 Index. The Mid Cap Bull 2.5X Fund, under normal circumstances, invests at least 80% of its net assets in the equity securities that comprise the S&P® MidCap 400 Index and/or financial instruments that, in combination, provide leveraged exposure to the S&P® MidCap 400 Index while creating long positions. The objective of the Dollar Bear 2.5X Fund is to seek daily investment results,

DIREXION ANNUAL REPORT  61

before fees and expenses, of 250% of the inverse (or opposite) of the price performance of the U.S. Dollar® Index (the “USDX”). The Dollar Bear 2.5X Fund, under normal circumstances, invests at least 80% of its net assets in financial instruments that, in combination, provide leveraged exposure to the USDX while creating net short positions.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles.

a) Investment Valuation – Equity securities, over-the-counter (“OTC”) securities, exchange-traded funds, swap agreements, options, futures and options on futures are valued at their last sales prices, or if not available, the average of the last bid and ask prices. Securities primarily traded on the NASDAQ Global Market are valued using the NASDAQ Official Closing Price (“NOCP”). Short-term debt securities with a maturity of 60 days or less and money market securities are valued using the “amortized” cost method. Other debt securities are valued by using the closing bid and asked prices provided by the Fund’s pricing service or, if such prices are unavailable, by a pricing matrix method. Securities for which reliable market quotations are not readily available, the Fund’s pricing service does not provide a valuation for such securities, the Fund’s pricing service provides a valuation that in the judgment of Rafferty Asset Management, LLC (the “Adviser”) does not represent fair value, or the Fund or the Adviser believes the market price is stale will be fair valued as determined by the Adviser under the supervision of the Board of Trustees.

b) Repurchase Agreements – Each Fund may enter into repurchase agreements with institutions that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are primary dealers in U.S. government securities. In connection with transactions in repurchase agreements, it is the Trust’s policy that the Fund receive, as collateral, cash and/or securities (primarily U.S. government securities) whose market value, including accrued interest, at all times will be at least equal to 100% of the amount invested by the Fund in each repurchase agreement. If the seller defaults, and the value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

c) Stock Index Futures Contracts and Options on Futures Contracts – Each Fund may purchase and sell stock index futures contracts and options on such futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

d) Short Positions – Each Fund may engage in short sale transactions. For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short position. Subsequent fluctuations in the market prices of short positions may require purchasing the securities at prices which may differ from the market value reflected on the Statement of Assets and Liabilities. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. As collateral for its short positions, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities equal to the market value of the securities sold short. This collateral is required to be adjusted daily.

e) Risks of Options, Futures Contracts, Options on Futures Contracts and Short Positions – The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts and short positions.

62  DIREXION ANNUAL REPORT

Transactions in options written during the year ended April 30, 2008, were as follows:

	NASDAQ-100 Bull 2.5X Fund		NASDAQ-100 Bear 2.5X Fund
	Number	Premiums	Number	Premiums
	of Contracts	Received	of Contracts	Received

Options outstanding at April 30, 2007	—	$—	—	$—
Options written	11,830	660,822	6,430	244,098
Options terminated in closing purchase transactions	(7,400)	(539,203)	(3,160)	(133,340)
Options expired	(2,030)	(41,220)	(1,260)	(44,338)
Option exercised	—	—	(10)	(1,420)

Options outstanding at April 30, 2008	2,400	$80,399	2,000	$65,000

	S&P 500 Bull 2.5X Fund		S&P 500 Bear 2.5X Fund
	Number	Premiums	Number	Premiums
	of Contracts	Received	of Contracts	Received

Options outstanding at April 30, 2007	—	$—	—	$—
Options written	2,175	442,718	2,600	459,791
Options terminated in closing purchase transactions	(1,085)	(285,659)	(1,550)	(330,432)
Options expired	(465)	(95,209)	(550)	(88,959)
Option exercised	(25)	(10,450)	—	—

Options outstanding at April 30, 2008	600	$51,400	500	$40,400

	Latin America Bull 2X Fund		Latin America Bear 2X Fund
	Number	Premiums	Number	Premiums
	of Contracts	Received	of Contracts	Received

Options outstanding at April 30, 2007	—	$—	—	$—
Options written	47,904	7,464,559	75	12,287
Options terminated in closing purchase transactions	(12,000)	(2,902,721)	(55)	(9,447)
Options expired	(12,904)	(2,141,492)	(20)	(2,840)
Option exercised	—	—	—	—

Options outstanding at April 30, 2008	23,000	$2,420,346	—	$—

	Japan Bull 2X Fund		Mid Cap Bull 2.5X Fund
	Number	Premiums	Number	Premiums
	of Contracts	Received	of Contracts	Received

Options outstanding at April 30, 2007	—	$—	—	$—
Options written	240	6,530	385	78,129
Options terminated in closing purchase transactions	(30)	(270)	(130)	(35,144)
Options expired	(110)	(3,360)	(115)	(27,095)
Option exercised	—		—	—

Options outstanding at April 30, 2008	100	$2,900	140	$15,890

Dollar Bear 2.5X Fund
	Number	Premiums
	of Contracts	Received

Options outstanding at April 30, 2007	—	$—
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired	—	—
Option exercised	—	—

Options outstanding at April 30, 2008	—	$—

DIREXION ANNUAL REPORT  63

f) Risks of Investing in Foreign Securities – Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Fund’s returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic or economic conditions and regulatory requirements in other countries. The laws and accounting, auditing, and financial reporting standards in foreign countries typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

g) Swap Contracts – Each Fund may enter into equity swap contacts. Standard equity swap contracts are between two parties that agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross amount to be exchanged is calculated with respect to a “notional amount” (i.e. the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index or industry sector). The Fund’s obligations are accrued daily (offset by any amounts owed to the Fund.)

In a “long” swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount the swap contract would have increased in value if the Fund had been invested in the particular securities, plus dividends that would have been received on those securities. The Fund will agree to pay the counterparty a floating rate of interest on the notional amount of the swap contract plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such securities plus, in certain instances, commissions or trading spreads on the notional amounts. Thus, the return on the swap contract should be the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount. Payments may be made at the conclusion of the contract or periodically during its term. Swap contracts do not include the delivery of securities or other underlying securities. The net amount of the excess, if any, of the Fund’s obligations over its entitlement with respect to each swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by the Fund’s custodian. Until a swap contract is settled in cash, the gain or loss on the notional amount plus dividends on the securities less the interest paid by the Fund on the notional amount are recorded as “unrealized gains or losses on swaps” and when cash is exchanged, the gain or loss is recorded as “realized gains or losses on swaps”. Swap contracts are collateralized by the securities and cash of the Fund.

The Fund may enter into swap contracts that provide the opposite return of the particular benchmark or security (“short” the index or security). The operations are similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and the dividends on the underlying securities reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

Swap contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statement of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure to the Fund has under the swap contract. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying securities and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap contract in the event of default or bankruptcy of a swap contract counterparty.

h) Security Transactions – Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the identified cost, which is the same basis used for federal income tax purposes, with the net sales proceeds.

i) Federal Income Taxes – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income and excise taxes.

64  DIREXION ANNUAL REPORT

j) Income and Expenses – Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and discount, is recognized on an accrual basis. The Funds are charged for those expenses that are directly attributable to each portfolio, such as advisory fees and registration costs. Expenses that are not directly attributable to a portfolio are generally allocated among the Trust’s portfolios in proportion to their respective net assets.

k) Distributions to Shareholders – Each Fund generally pays dividends from substantially all of its net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. Distributions to shareholders are recorded on the ex-dividend date.

The tax character of distributions for the Trust during the year/period ended April 30, 2008 and April 30, 2007, were as follows:

	NASDAQ-100 Bull 2.5X Fund		NASDAQ-100 Bear 2.5X Fund
	Year Ended	Period Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,	April 30,
	2008	2007	2008	2007

Distribution paid from:
Ordinary Income	$1,601,758	$—	$—	$—
Long-term capital gain	1,398,248	519,976	—	—

Total distributions paid	$3,000,006	$519,976	$—	$—

	S&P 500 Bull 2.5X Fund		S&P 500 Bear 2.5X Fund
	Year Ended	Period Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,	April 30,
	2008	2007	2008	2007

Distribution paid from:
Ordinary Income	$—	$552,861	$—	$—
Long-term capital gain	—	223,228	—	68,286
Return of capital	122,813	—	—	—

Total distributions paid	$122,813	$776,089	$—	$68,286

	Latin America Bull 2X Fund		Latin America Bear 2X Fund
	Year Ended	Period Ended	Period Ended
	April 30,	April 30,	April 30,
	2008	2007	2008

Distribution paid from:
Ordinary Income	$41,368,910	$1,236,040	$—
Long-term capital gain	—	—	—

Total distributions paid	$41,368,910	$1,236,040	$—

	Japan Bull 2X Fund		Mid Cap Bull 2.5X Fund
	Year Ended	Period Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,	April 30,
	2008	2007	2008	2007

Distribution paid from:
Ordinary Income	$126,583	$—	$—	$—
Long-term capital gain	—	—	—	—
Return of capital	—	—	99,371	—

Total distributions paid	$126,583	$—	$99,371	$—

DIREXION ANNUAL REPORT  65

	Dollar Bear 2.5X Fund
	Year Ended	Period Ended
	April 30,	April 30,
	2008	2007

Distribution paid from:
Ordinary Income	$485,333	$45,069
Long-term capital gain	503,569	12,648

Total distributions paid	$988,902	$57,717

[1]	Commenced operations on May 1, 2006.

[2]	Commenced operations on May 3, 2006.

[3]	Commenced operations on May 2, 2006.

[4]	Commenced operations on June 12, 2006.

[5]	Commenced operations on December 3, 2007.

As of April 30, 2008, the components of distributable earnings of the Funds were as follows:

	NASDAQ-100	NASDAQ-100	S&P 500
	Bull 2.5X Fund	Bear 2.5X Fund	Bull 2.5X Fund

Cost basis of investments for federal income tax purposes	$15,246,458	$4,899,786	$16,252,164
Unrealized appreciation	225,311	9,426	241,712
Unrealized depreciation	(20,830)	—	(101,834)

Net unrealized appreciation/(depreciation)	204,481	9,426	139,878

Undistributed ordinary income/(loss)	107,172	526,005	—
Undistributed long-term gain/(loss)	760,408	—	—

Distributable earnings	867,580	526,005	—

Other Accumulated gain/(loss)	(12,741,822)	(8,764,295)	(2,442,480)

Total Accumulated gain/(loss)	$(11,669,761)	$(8,228,864)	$(2,302,602)

	S&P 500	Latin America	Latin America
	Bear 2.5X Fund	Bull 2X Fund	Bear 2X Fund

Cost basis of investments for federal income tax purposes	$5,277,070	$196,119,822	$361,055
Unrealized appreciation	146,892	16,248,848	—
Unrealized depreciation	—	(8,473,183)	—

Net unrealized appreciation/(depreciation)	146,892	7,775,665	—

Undistributed ordinary income/(loss)	—	—	—
Undistributed long-term gain/(loss)	—	—	—

Distributable earnings	—	—	—

Other Accumulated gain/(loss)	(153,712)	(12,267,655)	(319,234)

Total Accumulated gain/(loss)	$(6,820)	$(4,491,990)	$(319,234)

66  DIREXION ANNUAL REPORT

	Japan Bull	Mid Cap Bull	Dollar Bear
	2X Fund	2.5X Fund	2.5X Fund

Cost basis of investments for federal income tax purposes	$3,552,990	$5,048,305	$22,141,179
Unrealized appreciation	9,429	78,972	—
Unrealized depreciation	—	(5,415)	—

Net unrealized appreciation/(depreciation)	9,429	73,557	—

Undistributed ordinary income/(loss)	67,155	—	—
Undistributed long-term gain/(loss)	—	—	—

Distributable earnings	67,155	—	—

Other Accumulated gain/(loss)	(6,773,722)	(1,850,576)	(12,380)

Total Accumulated gain/(loss)	$(6,697,138)	$(1,777,019)	$(12,380)

The difference between book cost of investments and tax cost of investments is attributable primarily to the tax deferral of losses on wash sales.

l) Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	CAPITAL SHARE TRANSACTIONS

The capital share transactions for the Investor Class during the periods ended April 30, 2008 and April 30, 2007, were as follows:

	NASDAQ-100 Bull 2.5X Fund		NASDAQ-100 Bear 2.5X Fund
	Year Ended	Period Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,	April 30,
	2008	2007[1]	2008	2007[1]

Shares sold	9,531,774	5,337,108	9,462,805	5,401,654
Shares issued to holders in reinvestment of dividends	135,891	26,374	—	—
Shares redeemed	(8,665,365)	(5,020,982)	(9,286,029)	(4,889,672)

Total increase (decrease) from capital share transactions	1,002,300	342,500	176,776	511,982

	S&P 500 Bull 2.5X Fund		S&P 500 Bear 2.5X Fund
	Year Ended	Period Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,	April 30,
	2008	2007[1]	2008	2007[1]

Shares sold	7,237,761	3,220,985	13,515,509	3,588,342
Shares issued to holders in reinvestment of dividends	5,738	34,661	—	3,919
Shares redeemed	(6,589,657)	(2,820,823)	(13,252,074)	(3,295,088)

Total increase (decrease) from capital share transactions	653,842	434,823	263,435	297,173

	Latin America Bull 2X Fund		Latin America Bear 2X Fund
	Year Ended	Period Ended	Period Ended
	April 30,	April 30,	April 30,
	2008	2007[2]	2008[2]

Shares sold	26,025,958	6,610,281	866,834
Shares issued to holders in reinvestment of dividends	1,417,168	53,877	—
Shares redeemed	(21,396,966)	(4,752,902)	(789,741)

Total increase (decrease) from capital shares transactions	6,046,160	1,911,256	77,093

DIREXION ANNUAL REPORT  67

	Japan Bull 2X Fund		Mid Cap Bull 2.5X Fund
	Year Ended	Period Ended	Year Ended	Period Ended
	April 30,	April 30,	April 30,	April 30,
	2008	2007[2]	2008	2007[2]

Shares sold	1,937,748	2,126,192	2,538,734	3,357,859
Shares issued to holders in reinvestment of dividends	4,839	—	4,675	—
Shares redeemed	(1,715,089)	(2,009,305)	(2,545,214)	(2,998,504)

Total increase (decrease) from capital shares transactions	227,498	116,887	(1,805)	359,355

	Dollar Bear 2.5X Fund
	Year Ended	Period Ended
	April 30,	April 30,
	2008	2007[2]

Shares sold	4,484,186	1,287,644
Shares issued to holders in reinvestment of dividends	37,543	2,713
Shares redeemed	(3,807,603)	(1,164,251)

Total increase (decrease) from capital shares transactions	714,126	126,106

[1]	Commenced operations on May 1, 2006.

[2]	Commenced operations on May 3, 2006.

[3]	Commenced operations on May 2, 2006.

[4]	Commenced operations on June 12, 2006.

[5]	Commenced operations on December 3, 2007.

4.	INVESTMENT TRANSACTIONS

During the year ended April 30, 2008, the aggregate purchases and sales of investments (excluding short-term investments, swaps, forward and futures contracts) were:

	NASDAQ-100	NASDAQ-100	S&P 500	S&P 500	Latin America	Latin America	Japan	Mid Cap	Dollar
	Bull 2.5X	Bear 2.5X	Bull 2.5X	Bear 2.5X	Bull 2X	Bear[1] 2X	Bull 2X	Bull 2.5X	Bear 2.5X
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases	$4,995,404	$155,809	$7,155,650	$4,677,148	$694,050,126	$—	$455,957	$3,692,723	$—
Sales	377,041	—	2,313,829	1,388,406	604,365,597	—	328,252	2,875,609	—

[1]	Commenced operations on December 3, 2007.

There were no purchases or sales of long-term U.S. government securities.

In order to meet certain excise tax distribution requirements, the Funds are required to measure and distribute annually, net capital gains realized during a twelve-month period ending October 31st. In connection with this, the Funds are permitted for tax purposes to defer into their next fiscal year any net capital losses incurred between November 1st and the end of their fiscal year.

At April 30, 2008 the following funds deferred, on a tax basis, post-October losses of:

NASDAQ-100 Bull 2.5X Fund	$13,094,942
NASDAQ-100 Bear 2.5X Fund	3,990,661
S&P 500 Bull 2.5X Fund	2,171,411
S&P 500 Bear 2.5X Fund	—
Latin America Bull 2X Fund	5,776,858
Latin America Bear 2X Fund	325,038
Japan Bull 2X Fund	3,123,677
Mid Cap Bull 2.5X Fund	1,306,868
Dollar Bear 2.5X Fund	12,379

68  DIREXION ANNUAL REPORT

At April 30, 2008 the following Funds had capital loss carryforwards on a tax basis of:

	Capital Loss
	Carryover	Expires

NASDAQ-100 Bear 2.5X Fund	$699,371	2015
	4,095,265	2016
S&P 500 Bull 2.5X Fund	259,451	2016
Japan Bull 2X Fund	648,384	2015
	3,002,311	2016
Mid Cap Bull 2.5X Fund	649,730	2016

To the extent that the Funds realize future net capital gains, those gains will be offset by any unused capital loss carryover.

Net investment income and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of permanent book-to-tax differences. U.S. generally accepted accounting principles require that permanent differences between financial reporting and tax reporting be reclassified between various components of net assets.

Adjustments for Permanent Tax Adjustments

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

	Accumulated	Accumulated
	Net Investment	Realized	Paid-in
	Income (Loss)	Gain (Loss)	Capital

NASDAQ-100 Bull 2.5X Fund	$467,399	$(2,666,900)	$2,199,501
NASDAQ-100 Bear 2.5X Fund	1,659,526	(1,659,526)	—
S&P 500 Bull 2.5X Fund	(290,087)	397,786	(107,699)
S&P 500 Bear 2.5X Fund	(259,658)	(724,348)	984,006
Latin America Bull 2X Fund	24,447,334	(35,122,973)	10,675,639
Latin America Bear 2X Fund	(3,722)	85,667	(81,945)
Japan Bull 2X Fund	70,559	61,484	(132,043)
Mid Cap Bull 2.5X Fund	(146,246)	633,673	(487,427)
Dollar Bear 2.5X Fund	(119,661)	(158,319)	277,980

The permanent differences primarily relate to swap contracts, excise tax, net operating losses, and dividends on redemption adjustments with differing book and tax methods.

5.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Funds have entered into an investment advisory agreement with the Adviser. The Adviser receives a fee, computed daily and payable monthly, at the annual rates presented below as applied to each Fund’s average daily net assets. For the year ended April 30, 2008, the Adviser has contractually agreed to pay all operating expenses (excluding dividends on short positions), in excess of the annual cap on expenses presented below as applied to each Fund’s average daily net assets. The Adviser may recover from the Funds the expenses paid in excess of the annual cap on expenses for the three previous years, as long as the recovery does not cause the Fund to exceed such annual cap on expenses. For the period ended April 30, 2008, the Adviser paid the following expenses:

	NASDAQ-100	NASDAQ-100	S&P 500	S&P 500
	Bull 2.5X	Bear 2.5X	Bull 2.5X	Bear 2.5X
	Fund	Fund	Fund	Fund

Annual Adviser rate	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses:	1.75%	1.75%	1.75%	1.75%
Expenses paid in excess of annual cap on expenses — 2008	$101,630	$63,714	$63,741	$78,443
Voluntary waiver — 2008	$—	$—	$—	$—
Adviser expense waiver recovery — 2008	$—	$—	$—	$—

DIREXION ANNUAL REPORT  69

	Latin America	Latin America	Japan Bull	Mid Cap Bull	Dollar Bear
	Bull 2X Fund	Bear 2X Fund[1]	2X Fund	2.5X Fund	2.5X Fund

Annual Adviser rate	0.75%	0.75%	0.75%	0.75%	0.75%
Annual cap on expenses:	1.75%	1.75%	1.75%	1.75%	1.75%
Expenses paid in excess of annual cap on expenses — 2008	$—	$38,070	$45,387	$51,584	$27,454
Voluntary waiver — 2008	$—	$—	$—	$—	$—
Adviser expense waiver recovery — 2008	$65,146	$—	$—	$—	$—

[1]	Commenced operations on December 3, 2007.

Recovering expenses subject to potential recovery expiring in:

	NASDAQ-100	NASDAQ-100	S&P 500	S&P 500
	Bull 2.5X Fund	Bear 2.5X Fund	Bull 2.5X Fund	Bear 2.5X Fund

2010	$119,492	$79,014	$97,617	$108,118
2011	$101,630	$63,714	$63,741	$78,443

Total	$221,122	$142,728	$161,358	$186,561

	Latin	Latin
	America Bull	America Bear	Japan Bull	Mid Cap Bull	Dollar Bear
	2X Fund	2X Fund	2X Fund	2.5X Fund	2X Fund

2010	$—	$—	$95,705	$90,530	$97,186
2011	$—	$38,070	$45,387	$51,584	$27,454

Total	$—	$38,070	$141,092	$142,114	$124,640

As of September 1, 2006, the Board of Trustees has authorized the Funds to pay Rule 12b-1 fees of 0.25% of the Investor Class average daily net assets. The Board of Trustees also approved a shareholder servicing fee of 0.25% effective September 1, 2006. Rafferty Capital Markets, LLC (the “Distributor”) serves as principal underwriter of the Funds, and acts as the Funds’ distributor in a continuous public offering of the Funds’ shares. There were no Rule 12b-1 fees retained by the Distributor for the period ended April 30, 2008. The Distributor is an affiliate of the Adviser. In 2008, the Adviser made a capital contribution of $10,000 to the S&P 500 Bull 2.5X Fund. In 2007, capital contributions made by the Adviser into the NASDAQ-100 Bull 2.5X Fund, S&P 500 Bear 2.5X Fund, Japan Bull 2X Fund, and Dollar Bear 2.5X Fund were $4,700, $24,598, $24,150, and $7,000, respectively. These contributions was made voluntarily by the Adviser to reduce the tracking error between the Fund and its benchmark.

In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon occurrence of specified events. Each Fund’s maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

6.	FINANCIAL ACCOUNTING STANDARDS BOARD INTERPRETATION NO. 48

In July 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expenses in the current year. Adoption of FIN 48 is required as of the date of the last Net Asset Value (“NAV”) calculation in the first required financial statements reporting period for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

FIN 48 requires the Funds to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. As of April 30, 2008, open Federal and state income tax years include the tax years ended April 30, 2007 and April 30, 2008. The Funds have no examination in progress.

70  DIREXION ANNUAL REPORT

The Funds have reviewed all open tax years and concluded that the adoption of FIN 48 resulted in no effect to the Fund’s financial positions or results of operations. There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the fiscal years ended April 30, 2007 and April 30, 2008. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in twelve months. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in “interest expense” and penalties in “other expenses” on the statement of operations.

7.	NEW ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued its Statement on Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principles and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and earlier adoption is permitted. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

In March 2008, FASB issued its Statement on Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivatives instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of April 30, 2008 management does not believe the adoption of SFAS No. 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedge items.

DIREXION ANNUAL REPORT  71

Direxion Funds
Report of Independent Registered Public Accounting Firm

To the Shareholders and
Board of Trustees of Direxion Funds

We have audited the accompanying statement of assets and liabilities of NASDAQ 100 Bull 2.5X Fund, NASDAQ 100 Bear 2.5X Fund, S&P 500 Bull 2.5X Fund, S&P 500 Bear 2.5X Fund, Latin America Bull 2X Fund, Latin America Bear 2X Fund, Japan Bull 2X Fund, Mid Cap Bull 2.5X Fund, and Dollar Bear 2.5X Fund (each as a series of Direxion Funds) (the “Funds”), including the schedules of investments, as of April 30, 2008, and the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at April 30, 2008, the results of its operations, the changes in their net assets, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

June 25, 2008
Chicago, Illinois

72  DIREXION ANNUAL REPORT

Additional Information
(Unaudited)

LONG-TERM CAPITAL GAIN DISTRIBUTIONS

Each Fund hereby designates the following amounts as long-term capital gain distributions for purposes of the dividends paid deduction (including earnings and profits distributed to shareholders on redemption of Fund shares), during the fiscal year ended April 30, 2008.

NASDAQ-100 Bull 2.5X Fund	$3,078,767
NASDAQ-100 Bear 2.5X Fund	—
S&P 500 Bull 2.5X Fund	—
S&P 500 Bear 2.5X Fund	—
Latin America Bull 2X Fund	—
Latin America Bear 2X Fund	—
Japan Bull 2X Fund	—
Mid Cap Bull 2.5X Fund	—
Dollar Bear 2.5X Fund	598,560

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the period ended April 30, 2008, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

NASDAQ-100 Bull 2.5X Fund	0.0%
NASDAQ-100 Bear 2.5X Fund	0.0%
S&P 500 Bull 2.5X Fund	0.0%
S&P 500 Bear 2.5X Fund	0.0%
Latin America Bull 2X Fund	3.2%
Latin America Bear 2X Fund	0.0%
Japan Bull 2X Fund	0.0%
Mid Cap Bull 2.5X Fund	0.0%
Dollar Bear 2.5X Fund	0.0%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the period ended April 30, 2008, was as follows:

NASDAQ-100 Bull 2.5X Fund	0.0%
NASDAQ-100 Bear 2.5X Fund	0.0%
S&P 500 Bull 2.5X Fund	0.0%
S&P 500 Bear 2.5X Fund	0.0%
Latin America Bull 2X Fund	1.0%
Latin America Bear 2X Fund	0.0%
Japan Bull 2X Fund	0.0%
Mid Cap Bull 2.5X Fund	0.0%
Dollar Bear 2.5X Fund	0.0%

DIREXION ANNUAL REPORT  73

Investment Advisory Agreement Approval

Provided below is a summary of certain of the factors the Board considered at its August 15, 2007 Board meeting in approving the Advisory Agreement between Rafferty Asset Management (“Rafferty”) and the Direxion Funds (the “Trust”), on behalf of Latin America Bear 2X Fund, a series of the Trust, referred to herein as the “Fund.”

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreement and each Trustee may have afforded different weight to the various factors. The Board noted that the Fund had not yet commenced operations. Accordingly, the Board considered primarily the services to be provided by Rafferty, the management fee rates to be paid to Rafferty and the Fund’s estimated expenses.

Nature, Extent and Quality of Services Provided.  The Board considered the nature, extent and quality of the services to be provided under the Advisory Agreement by Rafferty. The Board noted that Rafferty has provided services to the Trust since its inception and has developed an expertise in managing funds using a leveraged strategy. The Board also noted that Rafferty trades efficiently with low commission rates, which helps improve performance results. The Board considered Rafferty’s representation that it has the financial resources and appropriate staffing to manage the Fund and to meet its expense reimbursement obligations. The Board also considered Rafferty’s ongoing efforts to improve its compliance and control functions, and noted that information concerning portfolio management and a report from the chief compliance officer are provided to the Board at its regularly scheduled quarterly Board meetings. The Board also considered Rafferty’s marketing and distribution efforts, including offering additional investment options to shareholders through the creation of new series and promoting them through existing and new broker and platform relationships. The Board considered that Rafferty will oversee all aspects of the operation of the Fund, including oversight of the Fund’s service providers. Because the Fund had not commenced operations as of August 15, 2007, it did not have any prior performance history. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the nature, extent and quality of the services to be provided by Rafferty to the Fund under the Advisory Agreement were fair and reasonable.

Costs of Services Provided to the Fund and Profits Realized.  The Board considered the fees to be paid to Rafferty on an annual basis, including voluntary fee waivers. In this regard, management advised the Board that the advisory fees for the Fund are similar to, and in some cases lower than, the advisory fees for comparable fund groups. The Board also considered that the total estimated expense ratio for the Fund is generally higher than comparable funds. However, Rafferty indicated that the comparable fund groups have higher asset levels, which account in part for the lower total expense ratios. The Board also noted that Rafferty does not have any non-mutual fund clients, except for one hedge fund client. In this connection, the Board considered that Rafferty charges a higher fee rate for that hedge fund compared to the advisory fee rate of the Fund. The Board also considered that Rafferty agreed to limit the total expenses for the 2008 fiscal year for the Fund via voluntary fee waivers and/or expense limitations. The Board also considered the overall profitability of Rafferty’s investment business. Because the Fund had not commenced operations as of August 15, 2007, Rafferty did not have any prior profit data. Based on these considerations, the Board determined that, in the exercise of its business judgment, the costs of the services provided and the profits realized under the Advisory Agreement were fair and reasonable.

Other Benefits.  The Board considered Rafferty’s representation that its relationship with the Fund could help to enable Rafferty to attract business to its non-mutual fund account. The Board also considered that Rafferty’s overall business with brokerage firms can help to lower commission rates and provide better execution for Fund portfolio transactions. Based on these and other considerations, the Board determined that, in the exercise of its business judgment, the benefits were fair and reasonable.

Conclusion.  Based on, but not limited to, the above considerations and determinations, the Board determined that the Advisory Agreement for the Fund was fair and reasonable in light of the services to be performed, fees, expenses and such other matters as the Board considered relevant in the exercise of its business judgment. On this basis, the Board unanimously voted in favor of the approval of the Advisory Agreement.

74  DIREXION ANNUAL REPORT

Direxion Funds
Trustees and Officers

The business affairs of each Fund are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set forth below. The SAI includes additional information about the Funds’ Trustee and Officers and is available without charge, upon request by calling 1-800-851-0511.

# of
		Term of		Portfolios in
	Position(s)	Office and		Direxion Complex	Other Trusteeships/
	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee[2]	by Trustee

Interested Trustees
Lawrence C. Rafferty(1) Age: 64	Chairman of the Board of Trustees	Lifetime of Trust until removal or resignation; Since 1997	Chairman and Chief Executive Officer of Rafferty, 1997 — present; Chief Executive Officer of Rafferty Companies, LLC, 1996 — present; Chief Executive Officer of Rafferty Capital Markets, Inc., 1995 — present.	113	Board of Trustees, Fairfield University; Board of Directors, St. Vincent’s Services; Executive Committee, Metropolitan Golf Association

# of
Portfolios in
		Term of		Direxion
	Position(s)	Office and		Complex	Other Trusteeships/
	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships Held by
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee[2]	Trustee

Non-Interested Trustees
Daniel J. Byrne Age: 62	Trustee	Lifetime of Trust until removal or resignation; Since 1997	President and Chief Executive Officer of Byrne Securities Inc., 1992 — present.	113	Trustee, The Opening Word Program, Wyandanch, New York

Gerald E. Shanley III Age: 63	Trustee	Lifetime of Trust until removal or resignation; Since 1997	Business Consultant, 1985 — present; Trustee of Trust Under Will of Charles S. Payson, 1987 — present; C.P.A. 1979 — present.	113	None

John Weisser Age: 65	Trustee	Lifetime of Trust until removal or resignation; Since 2007	Retired, Since 1995; Salomon Brothers, Inc, 1971 — 1995, most recently as Managing Director.	113	MainStay VP Series Fund, Inc.

# of
Portfolios in
		Term of		Direxion
	Position(s)	Office and		Complex	Other Trusteeships/
	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee[2]	by Trustee

Officers
Daniel D. O’Neill Age: 39	President;	One Year; Since 1999	Managing Director of Rafferty, 1999 — present.	N/A	None

	Chief Operating Officer and Chief Investment Officer	One Year; Since 2006

William Franca Age: 50	Executive Vice President -- Head of Distribution	One Year; Since 2006	Senior Vice President — National Sales, Massachusetts Financial Services/SunLife Financial Distributors, 2002 — 2004; Executive Vice President, Distribution, SunLife, 2001 — 2002.	N/A	None

Todd Warren Age: 40	Chief Compliance Officer	One Year; Since 2007	Chief Legal Officer, Alaric Compliance, 2006 — present; CCO and General Counsel, Oracle Evolution LLC, 2004 — 2006.	N/A	None

Todd Kellerman Age: 34	Chief Financial Officer	Once Year; Since 2007	Vice President of Corporate Development. Raven Holdings, Inc., 2003 — 2005; Business Consultant, 2002 — 2003.	N/A	None

Stephen P. Sprague Age: 57	Treasurer and Controller	One Year; Since 1999	Chief Financial Officer of Rafferty for the past 5 years.	N/A	None

DIREXION ANNUAL REPORT  75

Direxion Funds
Trustees and Officers

# of
		Term of		Portfolios in
	Position(s)	Office and		Direxion Complex	Other Trusteeships/
	Held with	Length of	Principal Occupation(s)	Overseen by	Directorships Held
Name, Address and Age	Fund	Time Served	During Past Five Years	Trustee[2]	by Trustee

Eric W. Falkeis 615 East Michigan Street Milwaukee, WI 53202 Age: 34	Secretary	One Year; Since 2004	Chief Financial Officer, U.S. Bancorp Fund Services, LLC, since April 2006; Vice President, U.S. Bancorp Fund Services LLC, 1997 — present; formerly, Chief Financial Officer, Quasar Distributors, LLC, 2000 — 2003.	N/A	None

[1]	Mr. Rafferty is affiliated with Rafferty. Mr. Rafferty is the Chairman and Chief Executive Officer of Rafferty and owns a beneficial interest in Rafferty.

[2]	The Direxion Complex consists of the Direxion Funds which currently offers for sale to the public 38 portfolios of the 68 currently registered with the SEC and the Direxion Insurance Trust which currently offers for sale 3 portfolios of the 45 currently registered with the SEC.

The address for all trustees and officers except Eric W. Falkeis is 33 Whitehall St., New York, NY 10004.

76  DIREXION ANNUAL REPORT

ANNUAL REPORT APRIL 30, 2008

33 Whitehall Street, 10th Floor            New York, New York 10004            (800) 851-0511

Investment Advisor
Rafferty Asset Management, LLC
33 Whitehall Street, 10th Floor
New York, NY 10004

Administrator, Transfer Agent, Dividend
Paying Agent & Shareholding Servicing Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 1993
Milwaukee, WI 53201-1993

Custodian
U.S. Bank, N.A.
1555 RiverCenter Dr. Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
233 S. Wacker Dr.
Chicago, IL 60606

Distributor
Rafferty Capital Markets, LLC
59 Hilton Avenue
Garden City, NY 11530

The Fund’s Proxy Voting Policies are available without charge by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio securities during the most recent twelve month period ended June 30 (starting with the year ending June 30, 2005) will be available without charge by calling 1-800-851-0511 or by accessing the SEC’s website at www.sec.gov.

Beginning with the Funds’ first and third quarters ending after July 9, 2004, the Funds will file complete schedules of portfolio holdings with the SEC on Form N-Q. The Form N-Q will be available without charge, upon request, by calling 1-800-851-0511, or by accessing the SEC’s website, at www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. A copy of the registrant’s Code of Ethics is filed herewith.
Item 3. Audit Committee Financial Expert.
The registrant’s board of [trustees/directors] has determined that there is at least one audit committee financial expert serving on its audit committee. Gerald E. Shanley III is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal year. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including assessment of FIN 48 for the Funds and additional tax research. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 4/30/08	FYE 4/30/07

Audit Fees	$180,000	$157,800
Audit-Related Fees	—	—
Tax Fees	$68,870	$31,500
All Other Fees	—	—
The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant. All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. (If more than 50 percent of the accountant’s hours were spent to audit the registrant’s financial statements for the fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.)
The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 4/30/08	FYE 4/30/07

Registrant	None	None
Registrant’s Investment Adviser	None	None
Item 5. Audit Committee of Listed Registrants.
Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).
Item 6. Schedule of Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable to open-end investment companies.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors/trustees.

Item 11. Controls and Procedures.
(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES
      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
      (Registrant) Direxion Funds

By (Signature and Title)* /s/ Daniel D. O’Neill

Daniel D. O’Neill, President
      Date June 30, 2008
      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Daniel D. O’Neill

Daniel D. O’Neill, President
      Date June 30, 2008

By (Signature and Title)* /s/ Todd Kellerman

Todd Kellerman, Chief Financial Officer
      Date June 30, 2008

* Print the name and title of each signing officer under his or her signature.